UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Effective February 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	41.63%	20.07%	18.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$53,726	Fidelity® Nasdaq Composite Index® Fund
$54,698	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.46% for the year ending November 30, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The rally lasted until September 2, when the S&P 500 began a two-month retreat. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery was stalling and a new wave of COVID-19 cases. November was a much different story, as investors reacted favorably to election results and encouraging updates on the efficacy of two COVID-19 vaccine candidates. The index rose 11%, one of its biggest monthly gains ever. By sector for the full year, information technology (+42%) and consumer discretionary (+34%) led, driven by a handful of large growth stocks. In contrast, energy shares (-33%) struggled along with global oil demand and pricing.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending November 30, 2020, the fund gained 41.63%, roughly in line with the 42.06% advance of the benchmark NASDAQ Composite Index. By sector, information technology rose 51% and contributed most, followed by consumer discretionary, which gained 79%. The communication services sector rose about 34%, boosted by the media & entertainment industry (+33%); health care gained 27%; and industrials advanced 18%. Other notable contributors included the consumer staples (+13%), real estate (+13%), utilities (+4%), and materials (+7%) sectors. In contrast, stocks in the financials sector returned -6% and detracted most. This group was hampered by the banks (-13%) industry. Energy (-36%) also hurt. Turning to individual stocks, the top contributor was Apple (+79%), from the technology hardware & equipment group, followed by Amazon.com (+75%), within the retailing segment. In software & services, Microsoft advanced roughly 42%, and Alphabet (+34%), from the media & entertainment industry, also helped. Nvidia, within the semiconductors & semiconductor equipment category, rose approximately 146% and boosted the fund. In contrast, the biggest individual detractor was Intel (-15%), from the semiconductors & semiconductor equipment segment, followed by Walgreens Boots Alliance (-34%), which is in the food & staples retailing group. Within transportation, United Airlines Holdings returned -55% and hurt. Other detractors were Biogen (-20%), a stock in the pharmaceuticals, biotechnology & life sciences category, and CME (-11%), from the diversified financials industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2020

% of fund's net assets
Apple, Inc.	10.8
Microsoft Corp.	8.6
Amazon.com, Inc.	8.5
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	3.1
Tesla, Inc.	2.8
Alphabet, Inc. Class A	2.8
NVIDIA Corp.	1.8
PayPal Holdings, Inc.	1.4
Adobe, Inc.	1.2
44.6

Top Market Sectors as of November 30, 2020

% of fund's net assets
Information Technology	42.0
Consumer Discretionary	17.2
Communication Services	16.7
Health Care	10.4
Financials	3.7
Consumer Staples	3.7
Industrials	3.5
Real Estate	1.0
Utilities	0.8
Materials	0.3

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc.	34,501	$105,573
ATN International, Inc.	7,220	353,347
Bandwidth, Inc. (a)(b)	11,409	1,731,658
Cogent Communications Group, Inc.	46,197	2,685,894
Consolidated Communications Holdings, Inc. (a)	21,768	121,901
GCI Liberty, Inc. (a)	55,423	5,050,144
Iridium Communications, Inc. (a)	101,449	3,255,498
Liberty Global PLC:
Class A (a)	62,694	1,411,869
Class B (a)	327	7,295
Class C (a)	131,987	2,856,199
Liberty Latin America Ltd.:
Class A (a)	17,405	197,547
Class C (a)	132,879	1,502,861
ORBCOMM, Inc. (a)	16,107	92,132
PDVWireless, Inc. (a)	7,844	234,771
Radius Global Infrastructure, Inc. (a)(b)	24,981	224,829
Sify Technologies Ltd. sponsored ADR (a)(b)	7,275	8,366
Vonage Holdings Corp. (a)(b)	135,427	1,741,591
		21,581,475
Entertainment - 2.5%
Activision Blizzard, Inc.	423,617	33,669,079
Bilibili, Inc. ADR (a)	93,781	5,895,074
Chicken Soup For The Soul Entertainment, Inc. (a)	2,009	34,555
CuriosityStream, Inc. Class A (a)(b)	6,105	59,768
DouYu International Holdings Ltd. ADR (a)	50,544	670,213
Electronic Arts, Inc.	158,242	20,215,416
Gaia, Inc. Class A (a)(b)	13,031	129,919
GigaMedia Ltd. (a)	1,957	5,577
Glu Mobile, Inc. (a)	93,883	949,157
Gravity Co. Ltd. ADR (a)	1,840	319,976
iQIYI, Inc. ADR (a)	172,235	3,851,175
Liberty Media Corp.:
Class B (a)	5	237
Liberty Braves Class A (a)	12,004	302,141
Liberty Braves Class C (a)	18,729	468,225
Liberty Formula One Group Series C (a)	140,823	5,883,585
Liberty Media Class A (a)	14,368	543,541
Liberty SiriusXM Series A (a)	60,346	2,470,565
Liberty SiriusXM Series C (a)	165,588	6,790,764
LiveXLive Media, Inc. (a)(b)	5,864	14,660
NeoGames SA	8,074	176,982
NetEase, Inc. ADR	196,324	17,741,800
Netflix, Inc. (a)	239,722	117,631,585
Reading International, Inc. Class A (a)	22,603	79,111
Roku, Inc. Class A (a)	57,632	16,919,026
Scienjoy Holding Corp. (a)(b)	3,917	35,057
Sciplay Corp. (A Shares) (a)	14,091	209,815
Take-Two Interactive Software, Inc. (a)	62,356	11,255,882
The9 Ltd. sponsored ADR (a)(b)	904	2,667
Warner Music Group Corp. Class A (b)	83,371	2,478,620
Zynga, Inc. (a)	512,638	4,229,264
		253,033,436
Interactive Media & Services - 10.3%
9F, Inc. ADR (a)(b)	109,500	192,720
Alphabet, Inc.:
Class A (a)	162,620	285,300,528
Class C (a)	180,546	317,894,564
ANGI Homeservices, Inc. Class A (a)	85,812	1,060,636
Autoweb, Inc. (a)	8,678	27,943
Baidu.com, Inc. sponsored ADR (a)	124,356	17,284,240
BlueCity Holdings Ltd. ADR (a)(b)	1,014	13,983
CarGurus, Inc. Class A (a)	84,823	2,124,816
EverQuote, Inc. Class A (a)(b)	8,634	325,156
Facebook, Inc. Class A (a)	1,303,671	361,077,757
Fangdd Network Group Ltd. ADR (b)	7,385	53,098
InterActiveCorp (a)	43,506	6,177,417
Liberty TripAdvisor Holdings, Inc. (a)	18,769	51,615
Luokung Technology Corp. (a)(b)	132,838	77,431
Match Group, Inc. (a)(b)	146,788	20,434,357
Momo, Inc. ADR	20,548	295,480
Professional Diversity Network, Inc. (a)(b)	1,922	2,825
QuinStreet, Inc. (a)	27,593	492,397
Qutoutiao, Inc. ADR (a)(b)	26,923	75,384
SINA Corp. (a)	14,305	619,836
So-Young International, Inc. ADR (a)	28,082	358,046
Sohu.Com Ltd. ADR (a)	8,555	157,070
Super League Gaming, Inc. (a)(b)	5,685	10,915
Travelzoo, Inc. (a)	6,862	64,846
TripAdvisor, Inc.	96,716	2,524,288
Trivago NV ADR (a)	79,936	175,060
TrueCar, Inc. (a)	7,725	31,518
Weibo Corp. sponsored ADR (a)(b)	23,956	1,012,141
Yandex NV Series A (a)(b)	171,308	11,813,400
YY, Inc. ADR	30,631	2,728,303
Zillow Group, Inc.:
Class A (a)	31,480	3,473,818
Class C (a)	89,644	9,664,520
Zoominfo Technologies, Inc. (b)	51,233	2,625,691
		1,048,221,799
Media - 2.7%
AirMedia Group, Inc. ADR (a)(b)	5,468	6,562
AMC Networks, Inc. Class A (a)(b)	419	13,814
Beasley Broadcast Group, Inc. Class A	317,349	479,197
Boston Omaha Corp. (a)	12,606	292,207
Cardlytics, Inc. (a)(b)	15,328	1,819,127
Charter Communications, Inc. Class A (a)	111,436	72,655,158
Comcast Corp. Class A	2,483,667	124,779,430
comScore, Inc. (a)	22,111	56,383
Criteo SA sponsored ADR (a)	5,095	98,690
Cumulus Media, Inc. (a)	7,419	65,065
Daily Journal Corp. (a)(b)	984	265,680
Discovery Communications, Inc.:
Class A (a)(b)	163,627	4,403,203
Class B (a)	338	10,901
Class C (non-vtg.) (a)	198,570	4,769,651
DISH Network Corp. Class A (a)	84,331	3,024,953
E.W. Scripps Co. Class A (b)	19,673	251,027
Fluent, Inc. (a)	50,041	172,141
Fox Corp.:
Class A	89,480	2,580,603
Class B	42,114	1,195,195
Hemisphere Media Group, Inc. (a)	14,863	159,926
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	23,395	168,210
iHeartMedia, Inc. (a)	9,885	118,175
Insignia Systems, Inc. (a)	12,723	13,359
Liberty Broadband Corp.:
Class A (a)	15,530	2,434,638
Class C (a)	88,858	13,981,806
Loral Space & Communications Ltd.	6,003	137,949
Marchex, Inc. Class B (a)	34,542	74,611
MDC Partners, Inc. Class A (a)	47,873	110,108
Mediaco Holding, Inc. (a)(b)	911	2,259
News Corp.:
Class A	272,769	4,814,373
Class B	111,410	1,984,212
Nexstar Broadcasting Group, Inc. Class A	36,131	3,802,788
Perion Network Ltd. (a)(b)	18,565	140,908
Salem Communications Corp. Class A (b)	36,814	39,391
Scholastic Corp.	9,643	228,732
Sinclair Broadcast Group, Inc. Class A (b)	92,826	2,530,437
Sirius XM Holdings, Inc. (b)	2,623,821	17,028,598
TechTarget, Inc. (a)	17,130	899,325
Tribune Publishing Co.	23,863	288,265
TuanChe Ltd. ADR (A Shares) (a)	4,832	17,395
Urban One, Inc.:
Class A (a)(b)	31,324	166,330
Class D (non-vtg.) (a)	25,900	37,814
ViacomCBS, Inc.:
Class A	18,690	681,811
Class B (b)	218,342	7,703,106
WiMi Hologram Cloud, Inc. ADR (a)(b)	569	3,454
		274,506,967
Wireless Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	52,231	739,069
Gogo, Inc. (a)	49,086	517,366
Millicom International Cellular SA	49,970	1,969,817
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)(b)	3,584	17,884
Shenandoah Telecommunications Co.	26,610	1,182,548
Spok Holdings, Inc.	17,401	171,052
T-Mobile U.S., Inc.	679,297	90,305,743
VEON Ltd. sponsored ADR (b)	724,724	1,050,850
Vodafone Group PLC sponsored ADR	56,194	931,697
		96,897,271

TOTAL COMMUNICATION SERVICES		1,694,240,948

CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)	14,729	154,655
China XD Plastics Co. Ltd. (a)	32,740	38,961
Dorman Products, Inc. (a)	17,959	1,658,873
Fox Factory Holding Corp. (a)	22,482	1,962,004
Gentex Corp.	128,883	4,201,586
Gentherm, Inc. (a)	16,475	936,769
Kandi Technolgies, Inc. (a)(b)	33,690	328,814
Motorcar Parts of America, Inc. (a)	12,691	255,343
Patrick Industries, Inc.	13,038	821,916
Strattec Security Corp.	1,858	82,309
The Goodyear Tire & Rubber Co.	45,204	471,026
Visteon Corp. (a)	15,401	1,861,211
Workhorse Group, Inc. (a)(b)	69,202	1,755,655
XPEL, Inc. (a)(b)	16,220	614,414
		15,143,536
Automobiles - 2.9%
Arcimoto, Inc. (a)(b)	25,732	347,382
DiamondPeak Holdings Corp. (a)	94,165	2,316,459
DropCar, Inc. (a)(b)	10,975	81,105
ElectraMeccanica Vehicles Corp. (a)(b)	41,034	306,524
Li Auto, Inc. ADR (a)(b)	53,679	1,931,907
Niu Technologies ADR (a)(b)	17,738	528,947
Tesla, Inc. (a)	504,849	286,552,292
		292,064,616
Distributors - 0.1%
Core-Mark Holding Co., Inc.	25,355	790,822
Educational Development Corp.	7,795	122,615
Funko, Inc. (a)(b)	68,918	605,100
LKQ Corp. (a)	164,592	5,796,930
Pool Corp.	21,780	7,538,276
Weyco Group, Inc.	8,942	160,241
		15,013,984
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	26,135	693,100
American Public Education, Inc. (a)	10,578	328,341
Arco Platform Ltd. Class A (a)	6,119	267,706
Aspen Group, Inc. (a)	13,497	163,989
Career Education Corp. (a)	27,336	309,990
Collectors Universe, Inc.	5,034	388,373
Franchise Group, Inc.	22,084	591,630
Frontdoor, Inc. (a)	46,359	2,194,635
Grand Canyon Education, Inc. (a)	25,550	2,132,659
Hailiang Education Group, Inc. ADR (a)	2,666	175,689
Laureate Education, Inc. Class A (a)	104,318	1,481,316
Lincoln Educational Services Corp. (a)	18,674	117,086
Meten EdtechX Education Group Ltd. (a)(b)	12,075	34,897
OneSpaWorld Holdings Ltd. (b)	7,219	63,816
RISE Education Cayman Ltd. ADR (a)	9,767	63,095
Select Interior Concepts, Inc. (a)	10,751	81,708
Strategic Education, Inc.	23,150	2,173,554
Tarena International, Inc. ADR (a)(b)	24,820	73,467
Vasta Platform Ltd. (a)(b)	15,730	217,074
Vitru Ltd. (a)	2,632	36,743
Weight Watchers International, Inc. (a)	2,934	86,582
Xpresspa Group, Inc. (a)(b)	47,091	77,229
Zovio, Inc. (a)	16,099	59,888
		11,812,567
Hotels, Restaurants & Leisure - 1.5%
Allied Esports Entertainment, Inc. (a)(b)	11,416	11,758
BBQ Holdings, Inc. (a)	3,815	17,053
BJ's Restaurants, Inc. (b)	31,423	1,037,902
Bloomin' Brands, Inc.	97,417	1,704,798
Caesars Entertainment, Inc. (a)	113,687	7,744,358
Carrols Restaurant Group, Inc. (a)(b)	7,971	54,203
Century Casinos, Inc. (a)	13,204	78,036
Churchill Downs, Inc.	21,394	3,849,208
Chuy's Holdings, Inc. (a)	9,648	228,658
Cracker Barrel Old Country Store, Inc.	20,181	2,816,864
Dave & Buster's Entertainment, Inc.	46,529	1,178,114
Del Taco Restaurants, Inc. (a)	26,399	233,631
Denny's Corp. (a)	97,749	1,125,091
DraftKings, Inc. Class A (a)	210,259	11,009,161
Dunkin' Brands Group, Inc.	44,959	4,780,940
El Pollo Loco Holdings, Inc. (a)	11,056	173,248
Esports Entertainment Group, Inc. (a)(b)	3,098	13,414
Extended Stay America, Inc. unit	25,377	347,919
FAT Brands, Inc. (a)(b)	4,334	26,567
Fiesta Restaurant Group, Inc. (a)(b)	12,322	144,784
Golden Entertainment, Inc. (a)	17,207	286,497
Good Times Restaurants, Inc. (a)	9,092	14,820
Hall of Fame Resort & Entertainment Co. (a)(b)	304,706	444,871
Huazhu Group Ltd. ADR (b)	81,350	4,049,603
Inspired Entertainment, Inc. (a)(b)	15,862	105,482
Jack in the Box, Inc.	12,571	1,156,406
Kura Sushi U.S.A., Inc. Class A (a)	4,116	67,791
Lindblad Expeditions Holdings (a)	29,723	380,752
Marriott International, Inc. Class A	164,672	20,891,937
Melco Crown Entertainment Ltd. sponsored ADR	75,235	1,364,011
Monarch Casino & Resort, Inc. (a)	10,263	566,723
Muscle Maker, Inc. (b)	183,449	390,746
Nathan's Famous, Inc.	3,678	208,910
Noodles & Co. (a)	27,889	221,718
Papa John's International, Inc.	17,501	1,406,380
Penn National Gaming, Inc. (a)	84,141	5,889,870
Potbelly Corp. (a)	5,844	27,584
Rave Restaurant Group, Inc. (a)	5,714	4,886
RCI Hospitality Holdings, Inc. (b)	6,727	198,514
Red Robin Gourmet Burgers, Inc. (a)	39,057	785,436
Red Rock Resorts, Inc.	67,027	1,457,502
Ruth's Hospitality Group, Inc.	65,220	1,015,475
Scientific Games Corp. Class A (a)(b)	48,429	1,805,433
Starbucks Corp.	632,608	62,008,236
Target Hospitality Corp. (a)	63,419	100,202
Texas Roadhouse, Inc. Class A	37,484	2,841,287
The Cheesecake Factory, Inc. (b)	7,030	263,484
The ONE Group Hospitality, Inc. (a)(b)	5,319	17,712
Tuniu Corp. Class A sponsored ADR (a)(b)	13,361	37,678
Wendy's Co.	121,893	2,680,427
Wingstop, Inc.	16,208	2,063,440
Wynn Resorts Ltd.	45,494	4,572,147
		153,901,667
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	4,416	69,331
Cavco Industries, Inc. (a)	5,290	952,253
Flexsteel Industries, Inc.	3,070	89,828
Garmin Ltd.	103,465	12,080,573
GoPro, Inc. Class A (a)	23,016	160,882
Green Brick Partners, Inc. (a)	31,521	686,212
Helen of Troy Ltd. (a)	13,721	2,771,505
Hooker Furniture Corp.	6,220	188,279
iRobot Corp. (a)(b)	14,636	1,147,901
Legacy Housing Corp. (a)	10,184	151,742
LGI Homes, Inc. (a)	14,209	1,535,282
Lifetime Brands, Inc.	14,154	190,654
Live Ventures, Inc. (a)	1,450	17,618
Lovesac (a)(b)	7,926	252,681
Mohawk Group Holdings, Inc. (a)	8,548	60,349
Newell Brands, Inc.	198,410	4,218,197
Nova LifeStyle, Inc. (a)(b)	1,669	3,472
Purple Innovation, Inc. (a)	29,391	876,440
Sonos, Inc. (a)	61,225	1,361,644
Turtle Beach Corp. (a)	2,591	48,426
Universal Electronics, Inc. (a)	4,251	223,858
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	121,718
VOXX International Corp. (a)	15,639	201,274
Vuzix Corp. (a)(b)	29,709	129,234
Zagg, Inc. (a)(b)	14,972	57,343
		27,596,696
Internet & Direct Marketing Retail - 10.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	22,004	515,774
Amazon.com, Inc. (a)	270,497	856,945,316
Baozun, Inc. sponsored ADR (a)(b)	22,180	824,209
Betterware de Mexico SAPI de CV	17,651	499,700
CNOVA NV (a)	17,305	50,042
Ctrip.com International Ltd. ADR (a)	236,104	7,930,733
Dada Nexus Ltd. ADR (b)	12,699	735,907
Duluth Holdings, Inc. (a)(b)	5,906	86,818
eBay, Inc.	386,684	19,500,474
ECMOHO Ltd. ADR (a)	44,090	117,279
Etsy, Inc. (a)	64,842	10,420,109
EVINE Live, Inc. (a)	9,667	57,035
Expedia, Inc.	81,269	10,117,178
Future FinTech Group, Inc. (a)(b)	28,665	82,269
JD.com, Inc. sponsored ADR (a)	498,126	42,515,054
Lands' End, Inc. (a)	17,966	448,072
Liquidity Services, Inc. (a)	23,372	222,268
MakeMyTrip Ltd. (a)	57,479	1,426,054
MercadoLibre, Inc. (a)	26,984	41,915,057
Moxian, Inc. (a)(b)	5,263	6,684
Overstock.com, Inc. (a)(b)	23,298	1,572,382
Ozon Holdings PLC ADR	11,905	476,438
PetMed Express, Inc. (b)	30,811	945,898
Pinduoduo, Inc. ADR (a)	156,636	21,742,643
Points International Ltd. (a)	12,126	145,512
Qurate Retail, Inc. (b)	205	2,196
Qurate Retail, Inc. Series A	97,259	1,018,302
Remark Holdings, Inc. (a)(b)	9,118	14,406
RumbleON, Inc. Class B (a)	894	30,110
Secoo Holding Ltd. ADR (a)	5,398	16,842
Stamps.com, Inc. (a)	8,607	1,613,468
Stitch Fix, Inc. (a)(b)	32,100	1,300,050
The Booking Holdings, Inc. (a)	22,661	45,966,705
The RealReal, Inc. (a)(b)	11,232	155,563
The Rubicon Project, Inc. (a)(b)	61,561	1,169,659
Trxade Group, Inc.	75,509	441,728
U.S. Auto Parts Network, Inc. (a)(b)	26,339	396,929
Waitr Holdings, Inc. (a)	61,095	202,835
Yatra Online, Inc. (a)	6,606	11,164
Yunji, Inc. ADR (a)(b)	20,911	68,379
		1,071,707,241
Leisure Products - 0.3%
American Outdoor Brands, Inc. (a)	7,566	105,054
BRP, Inc.	23,180	1,322,404
Clarus Corp.	16,429	236,578
Escalade, Inc.	7,721	148,784
Hasbro, Inc. (b)	75,697	7,042,092
JAKKS Pacific, Inc. (a)(b)	60,002	307,210
Johnson Outdoors, Inc. Class A	5,775	482,790
Malibu Boats, Inc. Class A (a)	11,640	663,364
Mattel, Inc. (a)	73,821	1,143,487
MCBC Holdings, Inc. (a)	12,347	267,436
Peloton Interactive, Inc. Class A (a)	123,285	14,344,210
Smith & Wesson Brands, Inc.	30,266	476,992
		26,540,401
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	128,357	14,021,719
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	34,627	3,049,254
		17,070,973
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (b)	37,607	618,635
America's Car Mart, Inc. (a)	3,745	391,353
Bed Bath & Beyond, Inc. (b)	69,695	1,460,807
Big 5 Sporting Goods Corp. (b)	11,018	105,002
Blink Charging Co. (a)(b)	16,164	408,141
Citi Trends, Inc.	7,084	240,077
Conn's, Inc. (a)	4,008	44,429
DavidsTea, Inc. (a)(b)	21,923	38,365
Destination XL Group, Inc. (a)	33,267	11,653
Five Below, Inc. (a)	30,339	4,745,020
Francesca's Holdings Corp. (a)	9,748	29,829
GrowGeneration Corp. (a)(b)	24,594	864,971
Hibbett Sports, Inc. (a)	10,340	425,594
Kaixin Auto Holdings (a)(b)	31,869	206,830
Kirkland's, Inc. (a)(b)	5,829	83,296
Lazydays Holdings, Inc. (a)	3,338	55,077
Leslie's, Inc. (b)	100,000	2,069,000
LMP Automotive Holdings, Inc. (b)	4,452	120,427
Monro, Inc.	4,638	218,032
National Vision Holdings, Inc. (a)	44,963	1,924,866
O'Reilly Automotive, Inc. (a)	40,019	17,706,006
OneWater Marine, Inc. Class A	3,259	91,122
Rent-A-Center, Inc.	30,235	1,022,548
Ross Stores, Inc.	201,760	21,693,235
Shoe Carnival, Inc. (b)	8,397	307,078
Sleep Number Corp. (a)	15,250	1,058,198
Sportsman's Warehouse Holdings, Inc. (a)	25,040	348,807
The Children's Place Retail Stores, Inc.	23,207	997,437
The ODP Corp.	5,616	161,011
Tractor Supply Co.	63,166	8,894,404
TravelCenters of America LLC (a)	7,299	237,509
Ulta Beauty, Inc. (a)	30,555	8,414,847
Urban Outfitters, Inc. (a)	75,215	2,059,387
Vroom, Inc. (b)	39,656	1,422,064
Winmark Corp.	2,110	379,800
Zumiez, Inc. (a)	13,387	496,524
		79,351,381
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	25,752
Columbia Sportswear Co. (b)	35,167	2,881,232
Crocs, Inc. (a)	36,709	2,161,793
Crown Crafts, Inc.	9,628	74,424
Ever-Glory International Group, Inc. (a)	19,173	40,647
G-III Apparel Group Ltd. (a)(b)	64,750	1,318,958
Lakeland Industries, Inc. (a)	4,176	82,768
lululemon athletica, Inc. (a)	67,328	24,926,172
Naked Brand Group, Inc. (a)	153,762	31,352
Rocky Brands, Inc.	7,111	206,219
Sequential Brands Group, Inc. (a)(b)	5,009	52,044
Steven Madden Ltd.	77,726	2,446,037
Superior Group of Companies, Inc.	9,905	215,335
Vera Bradley, Inc. (a)	3,548	30,087
		34,492,820

TOTAL CONSUMER DISCRETIONARY		1,744,695,882

CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	24,367	28,997
Celsius Holdings, Inc. (a)	39,333	1,268,489
Coca-Cola Bottling Co. Consolidated	3,767	985,786
Keurig Dr. Pepper, Inc.	809,521	24,649,914
MGP Ingredients, Inc. (b)	5,809	253,330
Monster Beverage Corp. (a)	285,561	24,209,862
National Beverage Corp. (b)	22,747	2,229,888
Newage, Inc. (a)(b)	16,890	57,933
PepsiCo, Inc.	766,697	110,580,708
REED'S, Inc. (a)(b)	38,061	24,755
		164,289,662
Food & Staples Retailing - 1.2%
111, Inc. ADR (a)	13,424	95,445
Andersons, Inc.	9,319	211,821
BOQI International Medical, Inc. (a)	17,839	33,894
Casey's General Stores, Inc.	25,702	4,669,539
Chefs' Warehouse Holdings (a)	45,548	1,049,654
China Jo-Jo Drugstores, Inc. (a)(b)	47,150	50,922
Costco Wholesale Corp.	240,901	94,377,785
G Willi-Food International Ltd. (a)(b)	4,706	90,826
Grocery Outlet Holding Corp. (a)(b)	50,631	1,955,369
HF Foods Group, Inc. (a)	38,952	302,657
iFresh, Inc. (a)	18,845	15,453
Ingles Markets, Inc. Class A	9,556	359,210
PriceSmart, Inc.	17,300	1,406,144
SpartanNash Co.	42,097	794,791
Sprouts Farmers Market LLC (a)	31,550	667,914
Urban Tea, Inc. (a)	20,649	35,723
Village Super Market, Inc. Class A	6,605	152,972
Walgreens Boots Alliance, Inc.	337,102	12,813,247
		119,083,366
Food Products - 0.9%
Alico, Inc.	5,485	169,980
Beyond Meat, Inc. (a)(b)	34,032	4,761,077
Bridgford Foods Corp. (a)	3,580	66,767
Cal-Maine Foods, Inc. (a)	16,323	638,719
Calavo Growers, Inc.	8,661	620,387
China Xiangtai Food Co. Ltd. (a)	30,160	25,636
Farmer Brothers Co. (a)	17,421	77,523
Freshpet, Inc. (a)	22,214	3,040,652
Hostess Brands, Inc. Class A (a)	37,027	501,716
J&J Snack Foods Corp.	16,959	2,465,669
John B. Sanfilippo & Son, Inc.	5,270	391,087
Lancaster Colony Corp.	14,900	2,523,017
Landec Corp. (a)(b)	22,245	230,236
Lifeway Foods, Inc. (a)	9,131	64,008
Limoneira Co.	11,551	168,991
Mission Produce, Inc.	23,163	311,542
Mondelez International, Inc.	825,330	47,415,209
Nuzee, Inc. (a)	6,728	91,972
Origin Agritech Ltd. (a)(b)	3,770	36,871
Pilgrim's Pride Corp. (a)	88,263	1,667,288
Pingtan Marine Enterprise Ltd. (a)(b)	41,107	73,993
S&W Seed Co. (a)	18,677	48,747
Sanderson Farms, Inc.	19,819	2,709,852
Seneca Foods Corp. Class A (a)	5,752	240,894
SunOpta, Inc. (a)	44,507	452,636
Tattooed Chef, Inc. (a)(b)	73,672	1,122,761
TDH Holdings, Inc. (a)	8,556	11,294
The Hain Celestial Group, Inc. (a)(b)	40,272	1,550,472
The Kraft Heinz Co.	507,952	16,731,939
The Simply Good Foods Co. (a)	81,132	1,763,810
Village Farms International, Inc. (a)	3,610	41,140
Vital Farms, Inc. (a)(b)	21,832	647,100
		90,662,985
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,116,513
Ocean Bio-Chem, Inc.	6,206	82,230
Reynolds Consumer Products, Inc.	113,330	3,438,432
WD-40 Co. (b)	7,704	1,959,204
		6,596,379
Personal Products - 0.0%
China SXT Pharmaceuticals, Inc. (a)	64,726	19,418
DSwiss, Inc. (c)(d)	7,648	0
Guardion Health Sciences, Inc. (a)	206,344	54,268
Happiness Biotech Group Ltd. (b)	6,115	11,924
Inter Parfums, Inc.	18,006	977,906
LifeVantage Corp. (a)	7,378	78,428
Mannatech, Inc.	1,514	27,025
MYOS Corp. (a)	1,229	21,385
Natural Alternatives International, Inc. (a)	4,379	43,177
Natural Health Trends Corp.	6,237	32,994
Nature's Sunshine Products, Inc. (a)	13,052	162,236
Neptune Technologies & Bioressources, Inc. (a)	22,294	39,139
Reliv International, Inc. (a)	131	489
Summer Infant, Inc. (a)	1,330	22,078
United-Guardian, Inc.	2,521	36,983
Veru, Inc. (a)	43,597	132,535
		1,659,985

TOTAL CONSUMER STAPLES		382,292,377

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	45,237	41,166
Dawson Geophysical Co. (a)	26,712	52,890
DMC Global, Inc.	15,499	633,134
ENGlobal Corp. (a)(b)	17,757	36,935
Geospace Technologies Corp. (a)	18,589	115,438
Gulf Island Fabrication, Inc. (a)	17,540	54,023
KLX Energy Services Holdings, Inc. (a)	7,605	51,638
Mammoth Energy Services, Inc. (a)	24,626	48,267
Matrix Service Co. (a)	4,592	43,991
MIND Technology, Inc. (a)	6,775	15,176
NCS Multistage Holdings, Inc. (a)	43,968	44,847
Patterson-UTI Energy, Inc.	249,626	1,075,888
Profire Energy, Inc. (a)	47,414	43,151
Recon Technology Ltd. (a)	16,084	20,909
RigNet, Inc. (a)	10,717	57,657
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
		2,335,110
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp. (a)(b)	32,637	77,023
Aemetis, Inc. (a)	19,156	41,952
Alliance Resource Partners LP	38,906	175,077
American Resources Corp. (a)	26,610	47,898
Amplify Energy Corp. New warrants 5/4/22 (a)	717	23
Apache Corp.	297,945	3,840,511
Berry Petroleum Corp.	25,779	98,991
Blueknight Energy Partners LP	54,017	91,289
Brooge Energy Ltd. (a)(b)	35,126	312,270
Calumet Specialty Products Partners LP (a)	61,788	224,290
Clean Energy Fuels Corp. (a)	191,243	870,156
Diamondback Energy, Inc.	20,231	808,431
Dorchester Minerals LP	21,696	238,439
Falcon Minerals Corp.	40,018	92,041
Gevo, Inc. (a)(b)	313,583	627,166
Golar LNG Ltd. (a)	8,320	75,712
Golar LNG Partners LP (b)	47,927	132,758
Green Plains Partners LP	18,721	158,192
Green Plains, Inc.	9,073	134,099
Gulfport Energy Corp. (a)(b)	102,132	10,223
Hallador Energy Co.	23,992	23,752
Marine Petroleum Trust	339	1,112
Martin Midstream Partners LP	28,709	46,509
Mid-Con Energy Partners LP (a)	6,439	19,317
National Energy Services Reunited Corp. (a)	46,953	410,369
New Fortress Energy LLC	92,102	3,970,517
Nextdecade Corp. (a)(b)	72,081	172,994
Noble Midstream Partners LP	29,086	277,190
Oasis Midstream Partners LP	25,674	271,117
Oasis Petroleum, Inc. (a)	35,937	1,229,045
Pacific Ethanol, Inc. (a)	38,730	237,415
PDC Energy, Inc. (a)	19,280	322,362
Penn Virginia Corp. (a)(b)	43,101	388,771
PrimeEnergy Corp. (a)	938	57,509
Rattler Midstream LP	48,425	401,443
Renewable Energy Group, Inc. (a)	22,152	1,286,588
StealthGas, Inc. (a)	34,922	77,876
Tellurian, Inc. (a)(b)	15,535	23,147
Top Ships, Inc. (a)(b)	111,765	130,765
Torchlight Energy Resources, Inc. (a)(b)	84,218	32,289
TORM PLC (b)	39,313	282,267
TransGlobe Energy Corp. (a)	84,684	42,384
U.S. Energy Corp. (a)(b)	7,677	31,015
Vertex Energy, Inc. (a)(b)	69,021	51,766
Westwater Resources, Inc. (a)(b)	11,890	78,474
		17,922,534

TOTAL ENERGY		20,257,644

FINANCIALS - 3.7%
Banks - 1.5%
1st Constitution Bancorp	6,490	106,047
1st Source Corp.	12,820	478,442
ACNB Corp.	4,529	112,817
Allegiance Bancshares, Inc.	13,633	431,621
Amalgamated Bank	18,900	240,408
American National Bankshares, Inc.	6,531	169,675
American River Bankshares	3,500	38,745
Ameris Bancorp	57,671	1,961,391
Ames National Corp.	6,067	130,501
Arrow Financial Corp.	9,726	289,446
Atlantic Capital Bancshares, Inc. (a)	20,721	290,923
Auburn National Bancorp., Inc.	307	12,851
BancFirst Corp.	18,889	1,024,350
Bancorp, Inc., Delaware (a)	36,694	432,989
Bank First National Corp. (b)	3,233	223,594
Bank of Commerce Holdings	11,306	106,389
Bank of Marin Bancorp	9,882	342,905
Bank OZK	21,912	612,660
BankFinancial Corp.	14,628	118,048
Bankwell Financial Group, Inc.	4,285	78,416
Banner Corp.	9,863	407,638
BayCom Corp. (a)	3,947	56,837
BCB Bancorp, Inc.	9,394	95,537
BOK Financial Corp.	25,925	1,735,679
Boston Private Financial Holdings, Inc.	4,548	32,564
Bridge Bancorp, Inc.	6,057	135,192
Brookline Bancorp, Inc., Delaware	31,420	357,245
Bryn Mawr Bank Corp.	10,749	320,535
Business First Bancshares, Inc.	8,073	150,723
C & F Financial Corp.	2,765	103,688
Cambridge Bancorp	2,788	188,469
Camden National Corp.	10,935	375,617
Capital City Bank Group, Inc.	17,094	389,230
Capstar Financial Holdings, Inc.	13,933	167,893
Carter Bankshares, Inc.	17,756	166,374
Cathay General Bancorp	24,724	698,453
CBTX, Inc.	13,467	295,601
Central Valley Community Bancorp	8,707	124,075
Century Bancorp, Inc. Class A (non-vtg.)	2,504	185,046
Chemung Financial Corp.	4,490	150,640
ChoiceOne Financial Services, Inc.	2,947	87,320
Citizens Community Bancorp, Inc.	4,935	44,415
Citizens Holding Co.	2,179	44,648
City Holding Co.	9,999	656,834
Civista Bancshares, Inc.	12,037	202,583
CNB Financial Corp., Pennsylvania	11,686	229,980
Coastal Financial Corp. of Washington (a)	544	10,728
Codorus Valley Bancorp, Inc.	7,465	125,337
Colony Bankcorp, Inc.	4,381	62,473
Columbia Banking Systems, Inc.	23,517	743,372
Commerce Bancshares, Inc. (b)	60,150	3,967,494
Community Bankers Trust Corp.	16,444	106,886
Community Financial Corp.	4,047	110,847
Community Trust Bancorp, Inc.	12,339	417,675
ConnectOne Bancorp, Inc.	16,385	290,506
County Bancorp, Inc.	4,222	90,604
CrossFirst Bankshares, Inc. (a)	26,193	238,356
CVB Financial Corp.	76,652	1,455,621
Eagle Bancorp Montana, Inc.	2,880	59,357
Eagle Bancorp, Inc.	11,642	428,193
East West Bancorp, Inc.	50,666	2,164,452
Eastern Bankshares, Inc. (a)	96,300	1,425,240
Enterprise Bancorp, Inc.	7,478	193,531
Enterprise Financial Services Corp.	9,085	308,981
Equity Bancshares, Inc. (a)	7,783	157,800
Farmers & Merchants Bancorp, Inc. (b)	7,012	160,435
Farmers National Banc Corp.	23,198	290,903
Fidelity D & D Bancorp, Inc.	233	13,591
Fifth Third Bancorp	483,269	12,246,036
Financial Institutions, Inc.	9,689	193,877
First Bancorp, North Carolina	46,936	1,472,852
First Bancshares, Inc.	9,721	265,967
First Bank Hamilton New Jersey	14,532	135,002
First Busey Corp.	27,899	558,259
First Capital, Inc. (b)	2,233	147,959
First Choice Bancorp	731	12,083
First Citizens Bancshares, Inc.	6,392	3,378,747
First Community Bankshares, In	13,105	276,122
First Community Corp.	3,875	66,883
First Financial Bancorp, Ohio	34,467	553,195
First Financial Bankshares, Inc.	75,901	2,536,611
First Financial Corp., Indiana	8,773	332,234
First Financial Northwest, Inc.	10,995	121,385
First Foundation, Inc.	27,783	493,426
First Guaranty Bancshares, Inc.	7,321	123,139
First Hawaiian, Inc.	121,649	2,666,546
First Internet Bancorp	8,630	220,755
First Interstate Bancsystem, Inc.	23,864	908,025
First Merchants Corp.	19,246	641,277
First Mid-Illinois Bancshares, Inc.	11,244	337,882
First Midwest Bancorp, Inc., Delaware	23,776	332,626
First Northwest Bancorp	7,546	113,190
First of Long Island Corp.	15,039	252,806
Flushing Financial Corp.	10,637	151,045
Fulton Financial Corp.	50,488	622,012
German American Bancorp, Inc.	17,425	556,555
Glacier Bancorp, Inc. (b)	51,627	2,104,833
Great Southern Bancorp, Inc.	10,419	478,232
Grupo Financiero Galicia SA sponsored ADR (b)	2,672	23,006
Guaranty Bancshares, Inc. Texas	8,164	235,205
Hancock Whitney Corp.	29,389	825,537
Hanmi Financial Corp.	11,598	113,081
HarborOne Bancorp, Inc.	42,787	419,740
Hawthorn Bancshares, Inc.	2,650	58,300
HBT Financial, Inc.	16,600	232,068
Heartland Financial U.S.A., Inc.	18,176	708,500
Heritage Commerce Corp.	20,515	172,736
Heritage Financial Corp., Washington	15,826	368,271
Home Bancshares, Inc.	63,673	1,178,587
HomeTrust Bancshares, Inc.	11,346	193,222
Hope Bancorp, Inc.	26,306	249,381
Horizon Bancorp, Inc. Indiana	31,602	451,909
Howard Bancorp, Inc. (a)	11,970	147,710
Huntington Bancshares, Inc.	823,330	9,945,826
Independent Bank Corp.	10,908	185,545
Independent Bank Corp., Massachusetts	16,954	1,146,769
Independent Bank Group, Inc.	21,860	1,226,565
International Bancshares Corp.	30,142	976,902
Investar Holding Corp.	8,715	141,706
Investors Bancorp, Inc.	206,662	2,000,488
Lakeland Bancorp, Inc.	23,940	287,759
Lakeland Financial Corp.	13,946	708,317
Landmark Bancorp, Inc.	2,648	65,882
LCNB Corp.	12,147	179,776
Live Oak Bancshares, Inc.	19,604	806,116
Macatawa Bank Corp.	20,908	162,246
Mercantil Bank Holding Corp. Class A (a)(b)	23,541	349,584
Mercantile Bank Corp.	12,064	299,549
Metrocity Bankshares, Inc. (b)	10,365	143,555
Midland States Bancorp, Inc.	11,372	192,755
MidWestOne Financial Group, Inc.	11,723	272,677
National Bankshares, Inc.	4,034	121,504
NBT Bancorp, Inc.	14,937	447,363
Nicolet Bankshares, Inc. (a)	7,073	470,425
Northeast Bank	7,547	164,374
Northrim Bancorp, Inc.	5,057	160,661
Norwood Financial Corp.	3,432	92,527
Oak Valley Bancorp Oakdale California	5,385	96,499
OceanFirst Financial Corp.	19,043	300,308
Old National Bancorp, Indiana	128,083	2,027,554
Old Point Financial Corp.	2,955	50,265
Old Second Bancorp, Inc.	25,460	245,944
Origin Bancorp, Inc.	13,756	353,667
Orrstown Financial Services, Inc.	7,486	120,674
Pacific Mercantile Bancorp (a)	11,962	59,810
Pacific Premier Bancorp, Inc. (b)	74,920	2,159,194
PacWest Bancorp	7,785	181,079
Patriot National Bancorp, Inc.	1,781	13,963
Peapack-Gladstone Financial Corp.	10,114	222,609
Penns Woods Bancorp, Inc.	4,912	125,551
People's Utah Bancorp	12,757	349,542
Peoples Bancorp of North Carolina	3,056	76,033
Peoples Bancorp, Inc.	10,652	266,087
Peoples Financial Services Corp.	4,449	168,261
Peoples United Financial, Inc. (b)	438,404	5,436,210
Pinnacle Financial Partners, Inc.	60,517	3,277,601
Popular, Inc.	75,775	3,677,361
Preferred Bank, Los Angeles (b)	7,653	281,401
Premier Financial Bancorp, Inc.	13,603	181,056
Professional Holdings Corp. (A Shares)	2,286	32,461
QCR Holdings, Inc.	11,391	397,204
RBB Bancorp	8,755	129,924
Red River Bancshares, Inc.	3,386	168,420
Reliant Bancorp, Inc.	8,809	155,831
Renasant Corp.	13,219	408,071
Republic Bancorp, Inc., Kentucky Class A	13,488	476,126
Republic First Bancorp, Inc. (a)	51,967	161,617
S&T Bancorp, Inc.	12,247	274,210
Salisbury Bancorp, Inc.	1,630	63,652
Sandy Spring Bancorp, Inc.	24,020	707,629
SB Financial Group, Inc.	4,486	76,800
Seacoast Banking Corp., Florida (a)	28,597	722,360
Select Bancorp, Inc. New (a)	8,656	79,202
ServisFirst Bancshares, Inc.	28,308	1,069,476
Shore Bancshares, Inc.	9,065	125,550
Sierra Bancorp	9,675	212,850
Signature Bank	14,424	1,618,229
Simmons First National Corp. Class A	31,274	609,843
SmartFinancial, Inc.	10,154	179,320
Sound Financial Bancorp, Inc.	1,189	37,204
South Plains Financial, Inc.	1,098	19,380
South State Corp.	56,888	3,781,345
Southern First Bancshares, Inc. (a)	4,670	148,973
Southern National Bancorp of Virginia, Inc.	16,511	180,630
Southside Bancshares, Inc.	20,855	613,137
Spirit of Texas Bancshares, Inc.	8,516	133,020
Stock Yards Bancorp, Inc.	13,953	555,888
Summit Financial Group, Inc.	12,099	253,353
Summit State Bank	3,403	44,681
SVB Financial Group (a)	28,027	9,665,391
TCF Financial Corp.	51,011	1,713,970
Texas Capital Bancshares, Inc. (a)	14,697	821,562
The Bank of Princeton	4,666	111,191
The First Bancorp, Inc.	6,787	164,449
TowneBank	24,119	524,588
Trico Bancshares	20,207	661,981
TriState Capital Holdings, Inc. (a)	10,477	156,003
Triumph Bancorp, Inc. (a)	13,714	623,164
Trustmark Corp.	23,234	576,668
UMB Financial Corp.	35,290	2,400,073
Umpqua Holdings Corp.	206,171	2,863,715
Union Bankshares Corp.	31,818	951,676
Union Bankshares, Inc.	2,283	62,783
United Bankshares, Inc., West Virginia (b)	34,186	1,000,966
United Community Bank, Inc.	25,698	614,439
United Security Bancshares, Inc.	3,641	31,167
Unity Bancorp, Inc.	6,284	110,536
Univest Corp. of Pennsylvania	13,955	255,516
Valley National Bancorp	327,540	2,993,716
Veritex Holdings, Inc.	45,089	977,980
Washington Trust Bancorp, Inc.	8,141	320,104
WesBanco, Inc.	27,506	787,497
West Bancorp., Inc.	9,814	189,214
Westamerica Bancorp.	15,600	859,872
Wintrust Financial Corp.	52,901	2,882,575
Zions Bancorp NA	171,248	6,608,460
		157,689,412
Capital Markets - 1.3%
AGM Group Holdings, Inc. (a)	2,758	41,453
B. Riley Financial, Inc.	17,946	648,568
BGC Partners, Inc. Class A	32,371	134,016
Blucora, Inc. (a)	8,679	113,174
BMB Munai, Inc. (a)(b)	35,806	1,320,167
Capital Southwest Corp.	12,254	211,749
Capitala Finance Corp. (b)	3,110	38,844
Carlyle Group LP	134,153	3,811,287
China Finance Online Co. Ltd. ADR (a)(b)	1,817	17,825
CM Finance, Inc.	12,109	60,787
CME Group, Inc.	178,422	31,229,203
Cowen Group, Inc. Class A (b)	17,974	430,657
Crescent Capital BDC, Inc.	2,438	33,913
Diamond Hill Investment Group, Inc.	1,217	166,510
Diginex Ltd. (a)	3,967	35,584
Focus Financial Partners, Inc. Class A (a)	26,519	1,050,418
Futu Holdings Ltd. ADR (a)(b)	18,962	836,224
Greenpro Capital Corp. (a)(b)	38,241	58,891
Hamilton Lane, Inc. Class A	17,418	1,217,170
Harvest Capital Credit Corp.	3,546	20,390
Hennessy Advisors, Inc. (b)	4,729	44,263
Heritage Global, Inc. (a)(b)	2,821	4,796
Horizon Technology Finance Corp.	6,016	75,020
Interactive Brokers Group, Inc.	48,731	2,571,048
INTL FCStone, Inc. (a)	11,087	683,181
LPL Financial	44,104	4,003,320
MarketAxess Holdings, Inc.	20,630	11,123,283
Morningstar, Inc.	23,274	4,657,127
New Mountain Finance Corp.	71,957	862,764
Newtek Business Services Corp. (b)	17,267	311,324
Northern Trust Corp.	138,571	12,903,732
Open Lending Corp. (a)	63,770	1,793,212
Puhui Wealth Investment Management Co. Ltd. (a)(b)	2,334	7,002
SEI Investments Co. (b)	79,414	4,189,089
Siebert Financial Corp. (a)	18,877	67,013
Silvercrest Asset Management Group Class A	8,360	111,104
StepStone Group, Inc. Class A	15,671	424,998
T. Rowe Price Group, Inc.	125,251	17,962,246
The NASDAQ OMX Group, Inc.	90,763	11,616,756
Tradeweb Markets, Inc. Class A	49,619	2,959,773
U.S. Global Investments, Inc. Class A	17,228	71,496
Up Fintech Holdings Ltd. ADR (a)(b)	28,215	167,597
Value Line, Inc.	5,984	164,500
Victory Capital Holdings, Inc.	9,060	186,002
Virtu Financial, Inc. Class A	68,389	1,558,585
Virtus Investment Partners, Inc.	4,523	809,074
WisdomTree Investments, Inc.	51,180	219,050
XP, Inc. Class A (a)	192,367	7,888,971
		128,913,156
Consumer Finance - 0.1%
360 Finance, Inc. ADR (a)	56,872	705,213
Atlanticus Holdings Corp. (a)	10,424	156,360
Bit Digital, Inc. (a)	20,105	162,247
Consumer Portfolio Services, Inc. (a)	14,707	58,681
Credit Acceptance Corp. (a)(b)	9,555	2,851,976
Encore Capital Group, Inc. (a)	11,819	403,501
EZCORP, Inc. (non-vtg.) Class A (a)	12,112	61,650
First Cash Financial Services, Inc.	8,968	576,104
LendingTree, Inc. (a)	7,091	1,812,318
LexinFintech Holdings Ltd. ADR (a)(b)	43,393	324,146
Medallion Financial Corp. (a)	5,018	26,646
Mogo, Inc. (a)	14,441	38,269
Navient Corp.	212,389	1,990,085
Nicholas Financial, Inc. (a)	5,880	44,688
Oportun Financial Corp. (a)	16,861	285,120
Pintec Technology Holdings Ltd. ADR (a)(b)	7,937	7,858
PRA Group, Inc. (a)	21,049	876,270
Senmiao Technology Ltd. (a)	16,727	23,418
SLM Corp.	203,574	2,159,920
World Acceptance Corp. (a)(b)	3,875	437,526
		13,001,996
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	4,846	148,239
Alerus Financial Corp.	7,192	172,824
China Internet Nationwide Financial Services, Inc. (a)(b)	16,721	40,465
GWG Holdings, Inc. (a)(b)	4,350	33,060
LM Funding America, Inc. (a)	30,394	21,276
Marlin Business Services Corp.	10,171	105,677
SWK Holdings Corp. (a)	2,664	34,525
		556,066
Insurance - 0.6%
1347 Property Insurance Holdings, Inc. (a)	3,213	9,960
American National Group, Inc.	12,502	1,059,920
Amerisafe, Inc.	6,853	375,065
Arch Capital Group Ltd. (a)	272,466	8,772,043
Brighthouse Financial, Inc. (a)	6,428	225,623
BRP Group, Inc. (a)	18,406	542,057
Cincinnati Financial Corp. (b)	107,772	8,228,392
Conifer Holdings, Inc. (a)	3,312	7,849
Donegal Group, Inc. Class A	18,229	254,841
eHealth, Inc. (a)(b)	12,527	951,927
Enstar Group Ltd. (a)	9,955	1,884,282
Erie Indemnity Co. Class A	25,008	5,642,055
Fanhua, Inc. ADR (b)	18,931	269,577
Fednat Holding Co.	9,090	51,268
Global Indemnity Group LLC Class A (b)	7,184	192,172
GoHealth, Inc. (a)(b)	3,896	41,064
Goosehead Insurance	9,651	1,188,135
Greenlight Capital Re, Ltd. (a)	10,467	80,701
Hallmark Financial Services, Inc. (a)	856	2,765
Investors Title Co.	1,165	198,050
James River Group Holdings Ltd.	16,877	769,254
Kingstone Companies, Inc.	5,340	35,404
Kinsale Capital Group, Inc.	12,584	3,022,173
Maiden Holdings Ltd. (a)	43,191	91,565
National General Holdings Corp.	62,642	2,134,839
National Western Life Group, Inc.	1,558	289,913
NI Holdings, Inc. (a)	13,483	230,559
Oxbridge Re Holdings Ltd. (a)(b)	5,511	9,258
Palomar Holdings, Inc. (a)	12,892	852,161
Principal Financial Group, Inc.	55,326	2,754,682
Protective Insurance Corp. Class B	9,179	131,168
Safety Insurance Group, Inc.	8,823	628,639
Selective Insurance Group, Inc.	46,572	2,879,081
Sirius International Insurance (a)	49,011	577,840
State Auto Financial Corp.	21,446	322,119
Tiptree, Inc.	24,571	125,066
Trean Insurance Group, Inc. (a)	28,354	404,045
Trupanion, Inc. (a)	19,633	1,990,394
Unico American Corp. (a)	851	4,255
United Fire Group, Inc.	12,395	271,079
United Insurance Holdings Corp.	21,548	95,458
Watford Holdings Ltd. (a)	11,708	406,502
Willis Towers Watson PLC	67,214	13,993,283
		61,996,483
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	211,223	3,227,487
Manhattan Bridge Capital, Inc. (b)	7,113	34,783
New York Mortgage Trust, Inc.	28,152	98,954
		3,361,224
Thrifts & Mortgage Finance - 0.2%
America First Tax Exempt Investors LP	39,141	161,261
Bogota Financial Corp.	8,810	77,088
Broadway Financial Corp. (a)	9,122	15,690
Capitol Federal Financial, Inc.	116,204	1,431,633
Carver Bancorp, Inc. (a)(b)	1,018	7,319
Columbia Financial, Inc. (a)	72,096	1,036,020
Dime Community Bancshares, Inc.	21,887	316,267
First Defiance Financial Corp.	24,001	497,061
FS Bancorp, Inc.	3,075	164,513
Greene County Bancorp, Inc.	4,298	108,353
Hingham Institution for Savings	1,454	318,600
HMN Financial, Inc. (a)	2,581	41,709
Home Bancorp, Inc.	7,434	208,524
HomeStreet, Inc.	11,829	382,668
Kearny Financial Corp.	30,045	297,145
Luther Burbank Corp.	18,799	184,794
Merchants Bancorp/IN	10,509	279,960
Meridian Bancorp, Inc. Maryland	27,458	374,664
Meta Financial Group, Inc. (b)	21,290	704,699
MMA Capital Management, LLC (a)	4,253	105,942
NMI Holdings, Inc. (a)	45,980	1,007,422
Northfield Bancorp, Inc.	31,683	352,632
Northwest Bancshares, Inc.	93,451	1,105,525
PCSB Financial Corp.	16,016	245,205
Provident Bancorp, Inc.	14,544	146,894
Prudential Bancorp, Inc.	6,449	84,030
Randolph Bancorp, Inc. (a)	3,346	57,217
Riverview Bancorp, Inc.	15,015	79,279
Severn Bancorp, Inc.	3,614	24,864
Southern Missouri Bancorp, Inc.	6,368	192,377
Sterling Bancorp, Inc.	11,912	46,576
TFS Financial Corp.	152,470	2,622,484
Timberland Bancorp, Inc.	5,704	135,926
Trustco Bank Corp., New York	53,401	324,144
Washington Federal, Inc.	28,547	667,143
Waterstone Financial, Inc.	20,236	355,445
Westfield Financial, Inc.	19,217	128,370
WMI Holdings Corp. (a)	52,465	1,398,717
WSFS Financial Corp.	29,890	1,139,706
		16,827,866

TOTAL FINANCIALS		382,346,203

HEALTH CARE - 10.4%
Biotechnology - 5.8%
89Bio, Inc. (a)	11,203	302,593
Abeona Therapeutics, Inc. (a)	147,737	239,334
AC Immune SA (a)(b)	23,325	129,221
ACADIA Pharmaceuticals, Inc. (a)	85,663	4,853,666
Acceleron Pharma, Inc. (a)	32,990	3,895,129
Acorda Therapeutics, Inc. (a)(b)	61,245	40,899
Adamas Pharmaceuticals, Inc. (a)	5,327	24,131
Adaptimmune Therapeutics PLC sponsored ADR (a)	49,188	246,432
Aditx Therapeutics, Inc. (a)(b)	2,896	5,908
Advaxis, Inc. (a)	156,245	46,092
Adverum Biotechnologies, Inc. (a)	82,873	1,126,244
Aeglea BioTherapeutics, Inc. (a)	27,375	234,330
AEterna Zentaris, Inc. (a)	23,853	9,522
Affimed NV (a)	115,256	615,467
Agenus, Inc. (a)(b)	187,175	692,548
Agios Pharmaceuticals, Inc. (a)(b)	23,023	1,066,425
Aikido Pharma, Inc. (a)(b)	40,485	22,672
Aileron Therapeutics, Inc. (a)	30,009	32,710
Akero Therapeutics, Inc. (a)	19,689	566,649
Akouos, Inc. (a)	19,469	402,619
Albireo Pharma, Inc. (a)	10,788	401,421
Aldeyra Therapeutics, Inc. (a)	19,620	137,929
Alector, Inc. (a)	6,964	91,298
Alexion Pharmaceuticals, Inc. (a)	104,018	12,701,638
Aligos Therapeutics, Inc.	12,484	233,576
Alkermes PLC (a)	30,478	556,528
Allakos, Inc. (a)(b)	31,111	3,329,810
Allena Pharmaceuticals, Inc. (a)(b)	34,198	46,167
Allogene Therapeutics, Inc. (a)(b)	67,741	2,103,358
Allovir, Inc. (a)	36,743	1,455,390
Alnylam Pharmaceuticals, Inc. (a)	61,331	7,967,510
Alpine Immune Sciences, Inc. (a)	13,564	132,385
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	18,435
Altimmune, Inc. (a)(b)	16,374	200,254
ALX Oncology Holdings, Inc. (a)	19,218	1,478,441
Amarin Corp. PLC ADR (a)(b)	134,319	666,222
Amgen, Inc.	324,249	71,996,248
Amicus Therapeutics, Inc. (a)	141,900	3,248,091
AnaptysBio, Inc. (a)	9,289	239,563
Anavex Life Sciences Corp. (a)(b)	31,501	167,900
Anika Therapeutics, Inc. (a)	7,769	293,668
Anixa Biosciences, Inc. (a)	6,548	17,287
Annexon, Inc. (a)	19,909	481,798
AnPac Bio-Medical Science Co. Ltd. ADR (b)	49,980	286,885
Apellis Pharmaceuticals, Inc. (a)	54,380	2,563,473
Applied Genetic Technologies Corp. (a)	13,372	59,372
Applied Molecular Transport, Inc.	19,852	616,008
Applied Therapeutics, Inc. (a)	3,249	75,247
Aprea Therapeutics, Inc. (a)	2,254	56,891
Aptevo Therapeutics, Inc. (a)	3,717	162,544
Aptinyx, Inc. (a)	78,584	311,978
Aptorum Group Ltd. (a)(b)	16,827	44,423
Aptose Biosciences, Inc. (a)	110,425	736,535
AquaBounty Technologies, Inc. (a)(b)	28,451	165,016
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	15,258	88,649
Arbutus Biopharma Corp. (a)(b)	18,554	84,050
ARCA Biopharma, Inc. (a)	17,417	73,848
Arcturus Therapeutics Holdings, Inc. (a)	12,959	1,189,118
Arcutis Biotherapeutics, Inc. (a)	11,829	320,802
Ardelyx, Inc. (a)	56,480	355,824
Arena Pharmaceuticals, Inc. (a)	30,005	1,976,429
Argenx SE ADR (a)	14,558	4,175,526
Arrowhead Pharmaceuticals, Inc. (a)(b)	56,293	3,520,001
Ascendis Pharma A/S sponsored ADR (a)	25,684	4,333,661
Atara Biotherapeutics, Inc. (a)	32,452	752,562
Atea Pharmaceuticals, Inc. (b)	40,609	1,353,092
Athenex, Inc. (a)(b)	73,171	997,321
Athersys, Inc. (a)(b)	109,566	202,697
Atossa Therapeutics, Inc. (a)	9,613	16,919
Atreca, Inc. (a)(b)	9,203	143,015
aTyr Pharma, Inc. (a)	5,845	25,484
Aurinia Pharmaceuticals, Inc. (Canada) (a)	70,118	1,065,794
Autolus Therapeutics Ltd. ADR (a)	15,783	165,564
AVEO Pharmaceuticals, Inc. (a)	4,766	25,641
Avid Bioservices, Inc. (a)	27,590	251,621
Avidity Biosciences, Inc.	19,476	583,111
Avita Therapeutics, Inc. (a)	6,986	151,037
AVROBIO, Inc. (a)	22,707	312,675
Axcella Health, Inc. (a)	20,100	114,570
Beam Therapeutics, Inc. (b)	31,166	1,558,300
BeiGene Ltd. ADR (a)	23,792	6,083,376
Bellicum Pharmaceuticals, Inc. (a)(b)	2,921	10,778
Benitec Biopharma, Inc. (a)	9,459	27,999
Bicycle Therapeutics PLC ADR (a)(b)	3,735	79,780
Bio Path Holdings, Inc. (a)(b)	15,100	53,454
Biocept, Inc. (a)	6,683	30,875
BioCryst Pharmaceuticals, Inc. (a)(b)	186,290	951,942
Biogen, Inc. (a)	78,226	18,787,538
BioLine RX Ltd. sponsored ADR (a)(b)	132,033	302,356
BioMarin Pharmaceutical, Inc. (a)	78,005	6,138,994
BioNTech SE ADR (a)(b)	28,877	3,587,678
Biospecifics Technologies Corp. (a)	4,954	437,934
BioXcel Therapeutics, Inc. (a)	12,737	560,428
Black Diamond Therapeutics, Inc. (a)(b)	30,528	1,017,804
bluebird bio, Inc. (a)	6,590	290,553
Blueprint Medicines Corp. (a)	30,154	3,259,044
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,843	115,158
Brickell Biotech, Inc. (a)	72,285	49,154
Bridgebio Pharma, Inc. (a)(b)	68,494	3,441,139
Burning Rock Biotech Ltd. ADR	7,416	211,578
C4 Therapeutics, Inc.	35,275	1,206,405
Cabaletta Bio, Inc. (a)	13,397	199,347
Calithera Biosciences, Inc. (a)	11,132	54,658
Calyxt, Inc. (a)	13,659	50,811
Cancer Genetics, Inc. (a)	4,795	12,419
Capricor Therapeutics, Inc. (a)(b)	9,339	39,224
Cardiff Oncology, Inc. (a)	18,039	445,744
CareDx, Inc. (a)	27,154	1,552,394
CASI Pharmaceuticals, Inc. (a)	27,924	69,531
Catabasis Pharmaceuticals, Inc. (a)	152,664	251,896
Catalyst Biosciences, Inc. (a)	2,926	18,141
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	177,462
Celldex Therapeutics, Inc. (a)(b)	21,862	491,895
Cellectis SA sponsored ADR (a)(b)	10,776	273,387
Cellular Biomedicine Group, Inc. (a)	13,951	256,559
Celsion Corp. (a)	51,243	34,456
Centogene NV (a)	11,156	139,896
Cerevel Therapeutics Holdings (a)	17,686	249,726
Checkmate Pharmaceuticals, Inc.	920	11,160
Checkpoint Therapeutics, Inc. (a)	23,493	56,383
ChemoCentryx, Inc. (a)	38,907	2,145,721
Chimerix, Inc. (a)	38,096	143,622
China Biologic Products Holdings, Inc. (a)	21,120	2,513,069
Chinook Therapeutics, Inc. (a)	11,535	161,259
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	10,074	23,573
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Cleveland Biolabs, Inc. (a)	5,822	18,281
Cogent Biosciences, Inc. (a)(b)	4,867	47,745
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	15,928	21,503
Coherus BioSciences, Inc. (a)(b)	80,788	1,491,346
Compass Pathways PLC ADR	15,898	792,356
Concert Pharmaceuticals, Inc. (a)	10,199	116,269
Constellation Pharmaceuticals, Inc. (a)	7,416	187,921
ContraFect Corp. (a)	10,656	67,346
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	229,220	279,648
Cortexyme, Inc. (a)	16,512	802,483
Corvus Pharmaceuticals, Inc. (a)(b)	17,851	71,225
Crinetics Pharmaceuticals, Inc. (a)	9,984	133,486
CRISPR Therapeutics AG (a)(b)	38,910	4,938,457
CTI BioPharma Corp. (a)	59,493	214,175
Cue Biopharma, Inc. (a)	15,106	211,257
CureVac NV (a)(b)	96,617	10,161,210
Curis, Inc. (a)	61,643	89,382
Cyclacel Pharmaceuticals, Inc. (a)(b)	3,131	12,274
Cytokinetics, Inc. (a)	63,639	1,069,135
CytomX Therapeutics, Inc. (a)	8,268	62,175
Deciphera Pharmaceuticals, Inc. (a)	41,415	2,559,447
DelMar Pharmaceuticals, Inc. (a)	2,797	3,776
Denali Therapeutics, Inc. (a)	62,970	3,839,281
DermTech, Inc. (a)(b)	10,120	125,286
DiaMedica Therapeutics, Inc. (a)	6,250	35,000
Dicerna Pharmaceuticals, Inc. (a)	70,328	1,777,189
Diffusion Pharmaceuticals, Inc. (a)	27,419	20,896
Dyadic International, Inc. (a)	15,088	88,416
Dynavax Technologies Corp. (a)(b)	137,371	697,845
Dyne Therapeutics, Inc.	22,689	457,410
Eagle Pharmaceuticals, Inc. (a)	3,698	168,259
Edesa Biotech, Inc. (a)(b)	5,472	28,345
Edge Therapeutics, Inc. (a)	11,050	23,868
Editas Medicine, Inc. (a)(b)	60,649	1,855,253
Eidos Therapeutics, Inc. (a)	21,772	2,004,330
Eiger Biopharmaceuticals, Inc. (a)	38,989	356,359
Enanta Pharmaceuticals, Inc. (a)	18,960	781,152
Enlivex Therapeutics Ltd. (a)	6,306	53,349
Enochian Biosciences, Inc. (a)(b)	23,627	68,518
Entasis Therapeutics Holdings, Inc. (a)	26,360	48,502
Epizyme, Inc. (a)	104,945	1,441,944
Equillium, Inc. (a)	5,507	28,636
Esperion Therapeutics, Inc. (a)(b)	40,181	1,137,926
Essa Pharma, Inc. (a)	9,684	67,788
Evelo Biosciences, Inc. (a)(b)	16,686	85,599
Exact Sciences Corp. (a)	81,863	9,910,335
Exelixis, Inc. (a)	146,353	2,804,123
Exicure, Inc. (a)	46,150	71,994
Fate Therapeutics, Inc. (a)	49,576	2,898,461
Fennec Pharmaceuticals, Inc. (a)	17,500	136,850
FibroGen, Inc. (a)	68,109	2,813,583
Five Prime Therapeutics, Inc. (a)	11,696	219,885
Flexion Therapeutics, Inc. (a)(b)	11,722	125,543
Foghorn Therapeutics, Inc.	13,911	281,002
Forma Therapeutics Holdings, Inc. (b)	23,264	1,017,567
Forte Biosciences, Inc. (a)	4,227	148,495
Fortress Biotech, Inc. (a)	66,246	182,177
Forward Pharma A/S sponsored ADR (a)(b)	499	3,503
Freeline Therapeutics Holdings PLC ADR (a)	17,896	284,546
Frequency Therapeutics, Inc. (a)(b)	19,874	570,384
Fusion Pharmaceuticals, Inc. (a)	23,089	311,932
G1 Therapeutics, Inc. (a)(b)	74,714	1,364,278
Galapagos Genomics NV sponsored ADR (a)(b)	9,791	1,200,475
Galectin Therapeutics, Inc. (a)(b)	32,120	83,512
Galecto, Inc. (b)	6,606	101,138
Galera Therapeutics, Inc. (a)	10,228	111,690
Galmed Pharmaceuticals Ltd. (a)	19,960	76,846
Gamida Cell Ltd. (a)	18,175	130,860
Generation Bio Co.	25,120	1,211,286
Genetron Holdings Ltd. ADR (b)	8,457	115,692
Genfit ADR (a)	3,215	17,715
Genmab A/S ADR (a)	23,706	915,289
Genocea Biosciences, Inc. (a)(b)	25,039	53,583
Genprex, Inc. (a)(b)	21,698	70,085
GeoVax Labs, Inc. (a)	8,300	24,070
Geron Corp. (a)(b)	167,155	311,744
Gilead Sciences, Inc.	597,426	36,245,835
Global Blood Therapeutics, Inc. (a)(b)	50,228	2,305,967
Gossamer Bio, Inc. (a)(b)	16,025	141,661
Grifols SA ADR	111,693	2,069,671
Gritstone Oncology, Inc. (a)	33,041	100,775
Halozyme Therapeutics, Inc. (a)	77,948	3,047,767
Harpoon Therapeutics, Inc. (a)	14,671	218,891
Heron Therapeutics, Inc. (a)	95,418	1,653,594
Histogen, Inc. (a)	7,869	12,512
Homology Medicines, Inc. (a)	963	9,476
Hookipa Pharma, Inc. (a)(b)	13,294	154,210
I-Mab ADR (b)	5,338	208,929
Ideaya Biosciences, Inc. (a)	16,343	227,821
Idera Pharmaceuticals, Inc. (a)	14,411	59,517
IGM Biosciences, Inc. (a)	13,900	928,242
Immatics NV (a)(b)	33,359	338,927
Immunic, Inc. (a)	10,417	195,110
ImmunoGen, Inc. (a)	96,951	528,383
Immunovant, Inc. (a)	50,488	2,483,505
Imv, Inc. (a)	26,492	102,810
Incyte Corp. (a)	87,602	7,405,873
Infinity Pharmaceuticals, Inc. (a)	17,815	35,630
InflaRx NV (a)	4,464	18,436
Inhibrx, Inc. (a)	20,085	552,739
Inmune Bio, Inc. (a)(b)	6,841	60,748
Inovio Pharmaceuticals, Inc. (a)(b)	76,907	939,804
Inozyme Pharma, Inc. (a)(b)	11,206	291,580
Insmed, Inc. (a)	55,664	2,171,453
Intec Pharma Ltd. (a)(b)	15,089	49,643
Intellia Therapeutics, Inc. (a)(b)	46,711	1,834,341
Intercept Pharmaceuticals, Inc. (a)(b)	1,450	51,490
Inventiva SA ADR (a)(b)	2,231	28,468
Ionis Pharmaceuticals, Inc. (a)	60,258	3,044,837
Iovance Biotherapeutics, Inc. (a)(b)	80,078	3,107,827
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	162,105	1,867,450
iTeos Therapeutics, Inc. (a)	17,694	474,022
Iveric Bio, Inc. (a)	50,254	342,732
Jounce Therapeutics, Inc. (a)	6,019	43,036
Kadmon Holdings, Inc. (a)	153,125	667,625
KaloBios Pharmaceuticals, Inc. (a)(b)	25,102	238,469
Kalvista Pharmaceuticals, Inc. (a)	14,657	274,232
Kamada (a)(b)	24,022	162,869
Karuna Therapeutics, Inc. (a)(b)	14,740	1,470,610
Karyopharm Therapeutics, Inc. (a)	88,559	1,504,617
Keros Therapeutics, Inc.	11,625	878,966
Kezar Life Sciences, Inc. (a)	13,070	86,001
Kindred Biosciences, Inc. (a)	19,079	74,217
Kiniksa Pharmaceuticals Ltd. (a)	1,418	26,460
Kodiak Sciences, Inc. (a)(b)	24,550	3,355,249
Kronos Bio, Inc. (b)	30,000	962,100
Krystal Biotech, Inc. (a)(b)	18,798	1,032,762
Kura Oncology, Inc. (a)	30,125	1,093,538
Kymera Therapeutics, Inc. (a)	23,184	1,081,302
La Jolla Pharmaceutical Co. (a)(b)	17,647	87,706
Lantern Pharma, Inc. (a)	1,790	28,193
Larimar Therapeutics, Inc. (a)	6,568	145,941
Leap Therapeutics, Inc. (a)	28,305	45,288
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	18,164	1,532,497
General CVR (a)(c)	1,518	9
Glucagon CVR (a)(c)	1,518	4
rights (a)	1,518	6
TR Beta CVR (a)	1,518	334
LogicBio Therapeutics, Inc. (a)(b)	19,478	135,762
Macrogenics, Inc. (a)	30,046	693,161
Madrigal Pharmaceuticals, Inc. (a)(b)	14,391	1,680,725
Magenta Therapeutics, Inc. (a)	12,969	92,728
MannKind Corp. (a)	90,009	268,227
Marker Therapeutics, Inc. (a)	38,560	65,552
MediciNova, Inc. (a)(b)	25,966	154,238
MEI Pharma, Inc. (a)	53,702	154,662
MeiraGTx Holdings PLC (a)(b)	11,233	158,610
Mereo Biopharma Group PLC ADR (a)(b)	8,456	20,633
Merrimack Pharmaceuticals, Inc.	2,337	9,161
Mersana Therapeutics, Inc. (a)	38,414	978,789
Merus BV (a)	11,919	204,172
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	113,899
Metacrine, Inc.	1,230	9,742
MiMedx Group, Inc. (a)(b)	52,329	351,128
Minerva Neurosciences, Inc. (a)	7,475	29,078
Miragen Therapeutics, Inc. rights (a)(c)	30,380	0
Mirati Therapeutics, Inc. (a)	27,164	6,460,957
Mirum Pharmaceuticals, Inc. (a)(b)	14,847	348,162
Moderna, Inc. (a)(b)	214,275	32,728,364
Molecular Templates, Inc. (a)	51,914	464,630
Moleculin Biotech, Inc. (a)	11,373	8,871
Monopar Therapeutics, Inc. (a)(b)	2,595	12,690
Morphic Holding, Inc. (a)	17,376	545,085
Morphosys AG sponsored ADR (a)(b)	7,201	201,556
Mustang Bio, Inc. (a)	97,140	359,418
Myriad Genetics, Inc. (a)	13,439	235,720
NantKwest, Inc. (a)(b)	47,120	451,410
Natera, Inc. (a)	45,567	4,022,199
Neoleukin Therapeutics, Inc. (a)(b)	22,529	285,893
Neubase Therapeutics, Inc. (a)	13,736	105,355
Neurobo Pharmaceuticals, Inc. (a)	9,229	49,929
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	60,435	5,737,699
NewLink Genetics Corp. (a)(b)	4,873	73,534
Nkarta, Inc. (a)	23,123	769,533
Novavax, Inc. (a)(b)	38,048	5,307,696
NuCana PLC ADR (a)	2,399	10,939
Nurix Therapeutics, Inc. (a)	20,987	894,466
Nymox Pharmaceutical Corp. (a)(b)	41,592	83,600
Ocugen, Inc. (a)	156,894	50,096
Olema Pharmaceuticals, Inc.	20,038	1,021,938
OncoGenex Pharmaceuticals, Inc. (a)	5,703	49,160
Oncolytics Biotech, Inc. (a)	16,210	56,168
Oncorus, Inc. (a)(b)	7,049	197,936
OncoSec Medical, Inc. (a)	14,351	74,625
Oncternal Therapeutics, Inc. (a)	95,155	265,482
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	8,401	16,718
Opko Health, Inc. (a)(b)	378,730	1,757,307
Orchard Therapeutics PLC ADR (a)	4,722	23,941
Organogenesis Holdings, Inc. Class A (a)	57,381	295,512
Organovo Holdings, Inc. (a)(b)	574	4,908
Orgenesis, Inc. (a)	11,563	56,196
ORIC Pharmaceuticals, Inc. (a)(b)	31,029	1,052,193
Outlook Therapeutics, Inc. (a)	71,228	85,474
OvaScience, Inc. (a)	16,252	30,066
Ovid Therapeutics, Inc. (a)	15,412	105,418
Oyster Point Pharma, Inc. (a)	13,535	296,823
Pandion Therapeutics, Inc. (a)(b)	14,646	257,916
Passage Bio, Inc.	18,939	388,439
PDL BioPharma, Inc. (a)	29,868	75,566
PhaseBio Pharmaceuticals, Inc. (a)(b)	10,575	40,185
Pieris Pharmaceuticals, Inc. (a)	27,125	79,205
Pluristem Therapeutics, Inc. (a)(b)	12,690	128,296
PMV Pharmaceuticals, Inc. (b)	21,246	748,709
Polarityte, Inc. (a)(b)	77,220	55,598
Poseida Therapeutics, Inc. (a)(b)	35,266	409,438
Praxis Precision Medicines, Inc.	16,360	678,286
Precigen, Inc. (a)(b)	55,442	439,101
Precision BioSciences, Inc. (a)(b)	59,376	740,419
Prelude Therapeutics, Inc.	21,765	1,120,245
Prevail Therapeutics, Inc. (a)	11,783	121,011
ProQR Therapeutics BV (a)	13,384	52,733
Protagonist Therapeutics, Inc. (a)	19,368	467,931
Protara Therapeutics, Inc. (a)	1,371	32,973
Proteostasis Therapeutics, Inc. (a)	39,785	42,172
Prothena Corp. PLC (a)	16,235	183,780
PTC Therapeutics, Inc. (a)(b)	51,511	3,223,043
Puma Biotechnology, Inc. (a)	951	10,699
Qualigen Therapeutics, Inc. (a)	10,616	36,944
Radius Health, Inc. (a)	5,389	85,038
RAPT Therapeutics, Inc. (a)	10,127	219,452
Regeneron Pharmaceuticals, Inc. (a)	56,948	29,386,876
REGENXBIO, Inc. (a)	39,109	1,362,558
Regulus Therapeutics, Inc. (a)(b)	26,459	16,672
Relay Therapeutics, Inc. (a)	58,517	3,119,541
Repare Therapeutics, Inc. (b)	21,402	639,278
Repligen Corp. (a)	28,517	5,408,819
Replimune Group, Inc. (a)	23,830	1,231,534
Revolution Medicines, Inc.	37,031	1,615,663
Rhythm Pharmaceuticals, Inc. (a)	24,469	757,316
Rigel Pharmaceuticals, Inc. (a)	90,653	274,679
Rocket Pharmaceuticals, Inc. (a)(b)	46,078	1,426,575
Rubius Therapeutics, Inc. (a)(b)	39,455	247,383
RXi Pharmaceuticals Corp. (a)	20,152	47,156
Sage Therapeutics, Inc. (a)	18,470	1,368,442
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	3,330
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)	130,385	1,302,546
Sarepta Therapeutics, Inc. (a)(b)	42,628	6,004,580
Savara, Inc. (a)	28,214	37,807
Scholar Rock Holding Corp. (a)	17,412	867,466
Seagen, Inc. (a)	94,558	16,104,173
Selecta Biosciences, Inc. (a)(b)	37,006	124,340
Sellas Life Sciences Group, Inc. (a)	832	3,103
Seneca Biopharma, Inc. (a)(b)	816	530
Seres Therapeutics, Inc. (a)(b)	50,993	1,407,917
Sesen Bio, Inc. (a)	72,060	89,354
Shattuck Labs, Inc.	19,282	697,237
Sierra Oncology, Inc. (a)(b)	5,958	83,055
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)(b)	47,869	118,715
Soleno Therapeutics, Inc. (a)	41,457	81,256
Solid Biosciences, Inc. (a)	49,160	162,720
Soligenix, Inc. (a)	8,820	20,021
Sonnet Biotherapeutics Holding (a)(b)	15,344	40,968
Sorrento Therapeutics, Inc. (a)(b)	144,034	1,181,079
Spectrum Pharmaceuticals, Inc. (a)	163,393	769,581
Spero Therapeutics, Inc. (a)(b)	13,597	225,302
Spring Bank Pharmaceuticals, Inc. (a)	1,855	13,041
Springworks Therapeutics, Inc. (a)	25,705	1,682,135
Spruce Biosciences, Inc.	9,565	274,037
Stoke Therapeutics, Inc. (a)	18,470	962,102
Summit Therapeutics, Inc. (a)	19,411	87,350
Sunesis Pharmaceuticals, Inc. (a)(b)	25,585	47,588
Surface Oncology, Inc. (a)	16,860	152,414
Sutro Biopharma, Inc. (a)	21,776	372,370
Syndax Pharmaceuticals, Inc. (a)	20,985	486,222
Synlogic, Inc. (a)	45,366	106,156
Syros Pharmaceuticals, Inc. (a)	8,318	67,792
T2 Biosystems, Inc. (a)	17,801	19,759
Taysha Gene Therapies, Inc.	9,667	218,668
TCR2 Therapeutics, Inc. (a)	31,618	861,432
Tenax Therapeutics, Inc. (a)	31,497	34,017
TG Therapeutics, Inc. (a)	67,498	1,980,391
Theratechnologies, Inc. (a)	44,667	103,181
Tiziana Life Sciences PLC ADR (a)(b)	7,550	18,800
Tobira Therapeutics, Inc. rights (a)(c)	6,103	54,195
TONIX Pharmaceuticals Holding (a)	151,110	92,343
TRACON Pharmaceuticals, Inc. (a)	2,539	25,492
Translate Bio, Inc. (a)	36,666	814,719
Travere Therapeutics, Inc. (a)	26,328	603,701
Trevena, Inc. (a)(b)	67,495	169,412
Trillium Therapeutics, Inc. (a)	46,726	940,594
Turning Point Therapeutics, Inc. (a)	29,338	3,124,497
Twist Bioscience Corp. (a)	24,579	2,746,457
Tyme, Inc. (a)(b)	74,416	78,137
Ultragenyx Pharmaceutical, Inc. (a)(b)	33,385	3,957,458
uniQure B.V. (a)	39,334	1,891,179
United Therapeutics Corp. (a)	21,946	2,910,917
UNITY Biotechnology, Inc. (a)	1,189	7,170
UroGen Pharma Ltd. (a)(b)	7,814	162,141
Vaccinex, Inc. (a)(b)	9,110	19,222
Vanda Pharmaceuticals, Inc. (a)	55,194	673,919
Vaxart, Inc. (a)(b)	61,878	493,786
Vaxcyte, Inc.	26,404	847,568
VBI Vaccines, Inc. (a)(b)	128,443	439,917
VBL Therapeutics (a)	24,873	32,335
Veracyte, Inc. (a)	31,312	1,706,817
Vericel Corp. (a)	25,530	652,036
Vertex Pharmaceuticals, Inc. (a)	133,049	30,301,910
Viela Bio, Inc. (a)(b)	30,806	1,181,102
Viking Therapeutics, Inc. (a)(b)	100,018	643,116
Vir Biotechnology, Inc. (a)(b)	54,709	1,744,123
VistaGen Therapeutics, Inc. (a)(b)	32,116	24,488
Voyager Therapeutics, Inc. (a)	5,058	42,083
vTv Therapeutics, Inc. Class A (a)(b)	39,477	82,112
Windtree Therapeutics, Inc. (a)(b)	7,883	51,003
X4 Pharmaceuticals, Inc. (a)	14,730	97,218
Xbiotech, Inc. (a)	15,395	293,429
Xencor, Inc. (a)	44,776	1,894,920
Xenon Pharmaceuticals, Inc. (a)	19,242	228,787
XOMA Corp. (a)(b)	4,906	162,438
Y-mAbs Therapeutics, Inc. (a)	31,377	1,596,148
Yield10 Bioscience, Inc. (a)	2,925	20,387
Zai Lab Ltd. ADR (a)	30,290	3,355,526
Zealand Pharma A/S sponsored ADR (a)(b)	3,931	150,990
Zentalis Pharmaceuticals, Inc.	22,504	1,146,804
ZIOPHARM Oncology, Inc. (a)(b)	41,101	115,083
		590,532,102
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	22,986	6,300,463
Accelerate Diagnostics, Inc. (a)(b)	23,382	183,081
Accuray, Inc. (a)(b)	21,679	96,688
Acutus Medical, Inc. (a)	13,707	389,553
Aethlon Medical, Inc. (a)(b)	2,749	5,113
Akers Biosciences, Inc. (a)	136,872	279,219
Align Technology, Inc. (a)	42,622	20,513,542
Allied Healthcare Products, Inc. (a)(b)	1,352	6,855
Alphatec Holdings, Inc. (a)(b)	71,376	749,448
Angiodynamics, Inc. (a)	11,364	161,596
Antares Pharma, Inc. (a)	98,062	305,953
Aspira Women's Health, Inc. (a)(b)	54,695	265,818
Atricure, Inc. (a)	22,630	983,952
Atrion Corp.	875	525,000
Avinger, Inc. (a)	189,502	55,524
AxoGen, Inc. (a)	18,275	261,150
Axonics Modulation Technologies, Inc. (a)	21,996	965,404
Bellerophon Therapeutics, Inc. (a)	4,969	35,578
Beyond Air, Inc. (a)(b)	9,537	50,928
BioLase Technology, Inc. (a)	104,396	31,413
BioLife Solutions, Inc. (a)	14,169	509,942
Biomerica, Inc. (a)(b)	5,860	40,727
Bovie Medical Corp. (a)	18,122	138,633
Cardiovascular Systems, Inc. (a)	37,593	1,295,455
Cerus Corp. (a)	93,501	621,782
Check Capital Ltd. (a)	91,492	35,682
Chembio Diagnostics, Inc. (a)(b)	16,477	94,578
Chf Solutions, Inc. (a)(b)	6,914	47,707
Co.-Diagnostics, Inc. (a)(b)	796	9,329
ConforMis, Inc. (a)(b)	88,612	56,756
CryoPort, Inc. (a)	22,094	1,074,873
Cutera, Inc. (a)	8,581	214,697
CytoSorbents Corp. (a)(b)	9,214	77,305
Dare Bioscience, Inc. (a)	29,994	44,391
DarioHealth Corp. (a)	3,735	46,912
Delcath Systems, Inc. (a)(b)	1,414	23,699
Dentsply Sirona, Inc.	86,195	4,386,464
DexCom, Inc. (a)	49,590	15,852,931
Eargo, Inc. (a)(b)	17,665	885,193
EDAP TMS SA sponsored ADR (a)(b)	26,884	106,998
Ekso Bionics Holdings, Inc. (a)	3,126	17,912
electroCore, Inc. (a)(b)	2,183	3,275
ENDRA Life Sciences, Inc. (a)(b)	35,458	29,125
Establishment Labs Holdings, Inc. (a)(b)	15,129	392,446
Fonar Corp. (a)	3,366	64,661
Genmark Diagnostics, Inc. (a)	39,684	530,575
Heska Corp. (a)	5,373	671,625
Hologic, Inc. (a)	140,478	9,711,244
ICU Medical, Inc. (a)	9,803	1,849,826
IDEXX Laboratories, Inc. (a)	45,975	21,193,556
Inari Medical, Inc. (b)	26,173	1,807,769
InMode Ltd. (a)	18,100	779,748
Innocoll Holdings PLC rights (a)(c)	9,257	0
Inogen, Inc. (a)	5,245	183,942
Insulet Corp. (a)	35,660	9,189,939
Integra LifeSciences Holdings Corp. (a)	65,639	3,592,422
IntriCon Corp. (a)	5,239	90,844
Intuitive Surgical, Inc. (a)	63,994	46,462,844
InVivo Therapeutics Holdings Corp. (a)	43,910	27,136
IRadimed Corp. (a)	7,542	184,854
iRhythm Technologies, Inc. (a)	14,941	3,653,224
Iridex Corp. (a)	7,305	12,345
Itamar Medical Ltd. ADR (a)	3,458	68,814
Kewaunee Scientific Corp. (a)	1,782	16,947
Lantheus Holdings, Inc. (a)	36,857	485,038
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	13,069	514,788
LENSAR, Inc. (a)	5,527	47,366
Lianluo Smart Ltd. (a)	4,371	21,199
LivaNova PLC (a)	9,595	507,096
Masimo Corp. (a)	29,703	7,559,116
Medigus Ltd. ADR (a)	7,664	22,379
Meridian Bioscience, Inc. (a)	24,681	466,471
Merit Medical Systems, Inc. (a)	31,052	1,710,034
Mesa Laboratories, Inc.	2,822	766,907
Microbot Medical, Inc. (a)(b)	2,681	21,823
Misonix, Inc. (a)	8,900	124,066
Motus GI Holdings, Inc. (a)	16,028	14,904
MRI Interventions, Inc. (a)	5,816	62,231
Nano-X Imaging Ltd. (a)(b)	24,613	1,508,777
NanoVibronix, Inc. (a)	25,676	19,257
Natus Medical, Inc. (a)	9,033	188,970
Nemaura Medical, Inc. (a)	11,700	47,970
Neogen Corp. (a)	28,328	2,102,504
Neovasc, Inc. (a)	8,602	7,398
Neuronetics, Inc. (a)	4,359	37,531
Novocure Ltd. (a)	54,908	6,899,190
NuVasive, Inc. (a)	47,632	2,206,314
Obalon Therapeutics, Inc. (a)	4,977	4,629
OraSure Technologies, Inc. (a)	26,013	312,156
Orthofix International NV (a)	6,911	254,048
OrthoPediatrics Corp. (a)(b)	10,461	478,695
Outset Medical, Inc.	22,924	1,467,136
Oxford Immunotec Global PLC (a)	18,869	269,261
PAVmed, Inc. (a)(b)	28,715	55,707
Pro-Dex, Inc. (a)	4,179	157,214
Profound Medical Corp. (a)	8,039	160,879
Pulmonx Corp.	19,855	1,076,141
Pulse Biosciences, Inc. (a)(b)	15,503	230,995
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	394	3,683
Quidel Corp. (a)	22,786	4,444,409
Quotient Ltd. (a)	16,992	117,924
ReWalk Robotics Ltd. (a)(b)	29,639	39,420
Rockwell Medical Technologies, Inc. (a)	1,138	1,195
RTI Biologics, Inc. (a)(b)	26,089	58,961
Sanara Medtech, Inc. (a)(b)	361	12,130
Seaspine Holdings Corp. (a)	16,598	236,024
Second Sight Medical Products, Inc. (a)	9,212	8,954
Shockwave Medical, Inc. (a)	19,909	1,947,697
SI-BONE, Inc. (a)	16,689	386,517
Silk Road Medical, Inc. (a)	19,105	1,094,717
Sintx Technologies, Inc. (a)	21,155	40,195
SmileDirectClub, Inc. (a)	63,011	775,035
Soliton, Inc. (a)	2,416	22,179
Staar Surgical Co. (a)	24,713	1,761,296
STRATA Skin Sciences, Inc. (a)	17,447	28,439
SurModics, Inc. (a)	7,764	290,684
Tactile Systems Technology, Inc. (a)(b)	22,719	979,416
Tandem Diabetes Care, Inc. (a)	33,088	3,106,301
Tela Bio, Inc. (a)	6,966	114,033
Thermogenesis Holdings, Inc. (a)(b)	2,264	5,637
Titan Medical, Inc. (a)	27,216	37,014
TransMedics Group, Inc. (a)	15,332	227,987
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	66,346
Utah Medical Products, Inc.	3,090	266,760
Varex Imaging Corp. (a)	5,575	92,991
Venus Concept, Inc. (a)	17,616	41,926
ViewRay, Inc. (a)	59,355	227,923
Viveve Medical, Inc. (a)	620	332
Zosano Pharma Corp. (a)(b)	315,097	207,901
Zynex, Inc. (a)(b)	19,173	267,655
		204,985,277
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	72,609	2,386,658
Acadia Healthcare Co., Inc. (a)	49,395	2,096,818
Addus HomeCare Corp. (a)	8,720	865,460
Akumin, Inc. (a)	2,793	9,189
Amedisys, Inc. (a)	17,506	4,285,294
Apollo Medical Holdings, Inc. (a)	29,855	543,958
Avalon GloboCare Corp. (a)(b)	32,090	40,433
Biodesix, Inc. (a)	8,440	151,414
BioScrip, Inc. (a)	90,256	1,421,532
BioTelemetry, Inc. (a)	32,842	1,819,775
Castle Biosciences, Inc. (a)(b)	10,479	498,381
Corvel Corp. (a)	9,241	827,532
Covetrus, Inc. (a)	22,041	595,438
Cross Country Healthcare, Inc. (a)	3,876	33,721
DFB Healthcare Acquisitions Co. (a)	31,126	929,422
Digirad Corp. (a)(b)	11,004	33,232
Exagen, Inc. (a)	7,907	117,498
Five Star Senior Living, Inc. (a)	17,017	100,400
Fulgent Genetics, Inc. (a)(b)	12,158	546,137
Guardant Health, Inc. (a)	53,882	6,526,188
HealthEquity, Inc. (a)	51,536	3,694,616
Henry Schein, Inc. (a)	91,631	5,892,790
IMAC Holdings, Inc. (a)(b)	247,581	277,291
Interpace Diagnostics Group, Inc. (a)(b)	6,839	21,680
LHC Group, Inc. (a)	17,061	3,349,416
Magellan Health Services, Inc. (a)	12,422	981,959
National Research Corp. Class A	13,880	712,183
Ontrak, Inc. (a)	10,232	508,019
Patterson Companies, Inc.	19,461	540,237
Pennant Group, Inc. (a)	16,419	832,279
PetIQ, Inc. Class A (a)	13,183	379,407
Precipio, Inc. (a)(b)	9,820	22,095
Premier, Inc. (b)	89,791	3,180,397
Progenity, Inc. (b)	23,332	93,561
Progyny, Inc. (a)	48,053	1,705,401
Providence Service Corp. (a)	7,758	1,053,459
Psychemedics Corp.	3,315	14,321
R1 RCM, Inc. (a)	62,602	1,269,569
RadNet, Inc. (a)	29,653	552,139
Sharps Compliance Corp. (a)	8,144	64,745
Surgery Partners, Inc. (a)	27,495	671,703
The Ensign Group, Inc.	28,691	2,062,022
The Joint Corp. (a)(b)	10,509	263,776
Tivity Health, Inc. (a)	14,753	271,898
Viemed Healthcare, Inc. (a)	19,429	190,146
		52,433,589
Health Care Technology - 0.3%
Accolade, Inc. (a)(b)	39,659	2,058,699
Allscripts Healthcare Solutions, Inc. (a)	84,902	1,161,459
Cerner Corp.	164,498	12,311,030
Change Healthcare, Inc. (a)(b)	213,764	3,661,777
Codiak Biosciences, Inc.	1,106	14,389
Computer Programs & Systems, Inc.	10,872	309,091
Health Catalyst, Inc. (a)	21,831	778,275
HealthStream, Inc. (a)	11,322	211,495
HMS Holdings Corp. (a)	46,507	1,461,250
HTG Molecular Diagnostics (a)(b)	12,929	70,204
iCAD, Inc. (a)	15,927	159,589
Inovalon Holdings, Inc. Class A (a)	40,659	759,104
Medical Transcription Billing Corp. (a)	13,011	135,314
NantHealth, Inc. (a)	52,489	120,725
Nextgen Healthcare, Inc. (a)	34,173	606,229
Omnicell, Inc. (a)(b)	22,695	2,379,571
OptimizeRx Corp. (a)(b)	10,189	269,193
Schrodinger, Inc.	29,129	2,026,796
SCWorx, Corp. (a)(b)	13,282	27,892
Simulations Plus, Inc.	10,258	574,140
Streamline Health Solutions, Inc. (a)	14,467	22,135
Tabula Rasa HealthCare, Inc. (a)(b)	28,439	980,008
Telemynd, Inc. (a)(c)	92	9
		30,098,374
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	42,448	6,499,213
Adaptive Biotechnologies Corp. (a)(b)	73,547	3,546,436
Berkeley Lights, Inc. (a)	34,709	2,875,988
Bio-Techne Corp.	20,766	6,298,535
BioNano Genomics, Inc. (a)(b)	161,210	78,993
Bruker Corp.	81,945	4,147,236
Champions Oncology, Inc. (a)	12,118	137,782
ChromaDex, Inc. (a)	43,892	217,704
Codexis, Inc. (a)	37,155	688,111
Compugen Ltd. (a)(b)	42,343	543,684
Fluidigm Corp. (a)(b)	20,566	128,743
Genetic Technologies Ltd. ADR (a)(b)	2,511	7,960
Harvard Bioscience, Inc. (a)	31,153	122,120
ICON PLC (a)	28,384	5,531,474
Illumina, Inc. (a)	78,880	25,406,459
Luminex Corp.	52,242	1,239,703
Maravai LifeSciences Holdings, Inc.	42,200	1,187,930
Medpace Holdings, Inc. (a)	19,109	2,452,831
Nanostring Technologies, Inc. (a)	23,058	1,144,599
NeoGenomics, Inc. (a)	59,650	2,838,147
Pacific Biosciences of California, Inc. (a)	96,221	1,521,254
Personalis, Inc. (a)	21,619	595,171
PPD, Inc.	189,132	6,619,620
PRA Health Sciences, Inc. (a)	34,444	3,864,617
Quanterix Corp. (a)	17,243	744,725
Sotera Health Co.	147,739	3,997,817
Syneos Health, Inc. (a)	56,349	3,710,018
		86,146,870
Pharmaceuticals - 0.9%
A Menarini Industrie Farmaceut rights (a)(c)	32,407	11,199
Acasti Pharma, Inc. (a)	174,593	50,632
AcelRx Pharmaceuticals, Inc. (a)	11,428	17,142
Acer Therapeutics, Inc. (a)(b)	7,869	21,168
Aclaris Therapeutics, Inc. (a)	20,359	67,999
Adamis Pharmaceuticals Corp. (a)(b)	103,311	44,765
Adial Pharmaceuticals, Inc. (a)(b)	13,581	31,644
Aerie Pharmaceuticals, Inc. (a)(b)	3,215	39,898
Aerpio Pharmaceuticals, Inc. (a)	7,343	12,557
Agile Therapeutics, Inc. (a)(b)	44,191	124,619
Alimera Sciences, Inc. (a)	1,904	8,930
Amphastar Pharmaceuticals, Inc. (a)	25,651	455,562
Amryt Pharma PLC ADR (a)	2,283	28,538
ANI Pharmaceuticals, Inc. (a)	4,140	122,378
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aphria, Inc. (a)	230,145	1,933,381
Aquestive Therapeutics, Inc. (a)	47,492	335,294
Artelo Biosciences, Inc. (a)	60,877	37,397
Arvinas Holding Co. LLC (a)	51,335	1,242,307
Assertio Holdings, Inc. (a)	157,522	66,159
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR	289,114	15,305,695
Athira Pharma, Inc.	15,959	397,379
Auris Medical Holding AG (a)(b)	21,727	24,117
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	34,552	248,083
Avenue Therapeutics, Inc. (a)	12,483	42,317
Axsome Therapeutics, Inc. (a)	20,551	1,489,742
Aytu BioScience, Inc. (a)	68,642	60,666
Baudax Bio, Inc. (a)	10,121	11,639
Biodelivery Sciences International, Inc. (a)	60,538	230,044
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	44,884
Calliditas Therapeutics AB ADR (a)	664	24,336
Cara Therapeutics, Inc. (a)	49,325	723,598
Cassava Sciences, Inc. (a)(b)	14,274	110,195
Cerecor, Inc. (a)	36,389	90,973
Citius Pharmaceuticals, Inc. (a)	31,000	31,930
Clearside Biomedical, Inc. (a)(b)	30,229	60,760
Cocrystal Pharma, Inc. (a)	39,771	85,905
Collegium Pharmaceutical, Inc. (a)(b)	20,165	372,851
ContraVir Pharmaceuticals, Inc. (a)(b)	19,726	32,942
Corcept Therapeutics, Inc. (a)	63,549	1,438,749
Cronos Group, Inc. (a)(b)	121,536	1,095,855
Cumberland Pharmaceuticals, Inc. (a)	11,327	33,301
CymaBay Therapeutics, Inc. (a)	15,586	116,895
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	119,193	220,507
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	24,062	68,817
Endo International PLC (a)	128,758	654,091
Eton Pharmaceuticals, Inc. (a)(b)	8,215	65,227
Evofem Biosciences, Inc. (a)	125,011	280,025
Evoke Pharma, Inc. (a)	26,645	83,132
Eyenovia, Inc. (a)	14,692	51,569
Eyepoint Pharmaceuticals, Inc. (a)	160,853	87,665
Fulcrum Therapeutics, Inc. (a)	7,160	81,839
Graybug Vision, Inc.	8,809	228,065
GW Pharmaceuticals PLC ADR (a)(b)	15,285	2,141,123
Harmony Biosciences Holdings, Inc. (a)	30,748	1,329,851
Harrow Health, Inc. (a)	25,863	148,712
Horizon Therapeutics PLC (a)	118,887	8,373,211
Hoth Therapeutics, Inc. (a)	2,601	4,474
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	27,969	867,039
IMARA, Inc. (b)	11,348	289,487
Innovate Biopharmaceuticals, Inc. (a)	103,112	100,142
Innoviva, Inc. (a)	21,059	220,172
Intersect ENT, Inc. (a)	10,097	193,156
Intra-Cellular Therapies, Inc. (a)	43,711	1,033,328
Iterum Therapeutics PLC (a)	33,113	24,232
Jaguar Health, Inc. (a)	193,186	67,596
Jazz Pharmaceuticals PLC (a)	37,021	5,209,225
Kala Pharmaceuticals, Inc. (a)(b)	21,617	161,263
Kaleido Biosciences, Inc. (a)(b)	22,138	174,447
Kitov Pharma Ltd. ADR (a)	6,186	27,033
Lipocine, Inc. (a)	29,085	46,536
Lyra Therapeutics, Inc.	8,284	102,887
Marinus Pharmaceuticals, Inc. (a)(b)	9,141	145,250
MediWound Ltd. (a)	23,801	89,492
Milestone Pharmaceuticals, Inc. (a)(b)	18,945	126,932
Nektar Therapeutics (a)(b)	151,345	2,480,545
Neos Therapeutics, Inc. (a)(b)	56,543	32,060
NGM Biopharmaceuticals, Inc. (a)	38,910	922,167
Novan, Inc. (a)	148,529	76,121
Novus Therapeutics, Inc. (a)(b)	275	6,842
Ocular Therapeutix, Inc. (a)	35,651	623,893
Odonate Therapeutics, Inc. (a)	4,117	61,837
Omeros Corp. (a)(b)	69,540	805,969
Onconova Therapeutics, Inc. (a)(b)	183,366	53,176
Opiant Pharmaceuticals, Inc. (a)	1,206	9,986
OptiNose, Inc. (a)(b)	7,458	30,205
Oramed Pharmaceuticals, Inc. (a)	16,957	72,237
Osmotica Pharmaceuticals PLC (a)	35,219	215,540
Otonomy, Inc. (a)	21,766	97,947
Pacira Biosciences, Inc. (a)	19,182	1,162,237
Paratek Pharmaceuticals, Inc. (a)	13,374	82,785
Phathom Pharmaceuticals, Inc. (a)	14,416	617,293
Phibro Animal Health Corp. Class A (b)	5,414	102,270
Pliant Therapeutics, Inc. (b)	19,578	538,787
PolyPid Ltd. (a)	7,628	90,697
ProPhase Labs, Inc. (b)	2,909	30,486
Provention Bio, Inc. (a)(b)	54,764	820,912
Pulmatrix, Inc. (a)	28,209	38,928
Reata Pharmaceuticals, Inc. (a)(b)	18,825	2,875,519
RedHill Biopharma Ltd. sponsored ADR (a)(b)	20,065	177,375
Relmada Therapeutics, Inc. (a)(b)	8,596	305,674
resTORbio, Inc. (a)(b)	3,843	47,384
resTORbio, Inc. rights (a)(c)	3,438	0
Revance Therapeutics, Inc. (a)(b)	30,850	744,719
Royalty Pharma PLC	244,784	10,427,798
Sanofi SA sponsored ADR	121,274	6,087,955
scPharmaceuticals, Inc. (a)	12,171	112,217
SCYNEXIS, Inc. (a)(b)	7,435	49,443
Seelos Therapeutics, Inc. (a)	42,472	41,623
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (a)	49,485	342,931
Sol-Gel Technologies Ltd. (a)(b)	4,912	44,208
Strongbridge Biopharma PLC (a)	17,416	48,242
Supernus Pharmaceuticals, Inc. (a)	56,878	1,211,501
Tarsus Pharmaceuticals, Inc. (a)	5,019	121,309
TFF Pharmaceuticals, Inc. (a)	10,670	167,626
Theravance Biopharma, Inc. (a)	16,461	273,088
Tilray, Inc. Class 2 (a)(b)	19,416	175,521
Titan Pharmaceuticals, Inc. (a)	253,748	43,137
Trevi Therapeutics, Inc. (a)	7,164	22,065
Urovant Sciences Ltd. (a)	47,721	766,876
Verona Pharma PLC ADR (a)(b)	4,088	30,374
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	149,072
Viatris, Inc. (a)	726,589	12,221,227
Vyne Therapeutics, Inc. (a)	120,996	205,693
Zogenix, Inc. (a)	10,012	214,557
		95,313,733

TOTAL HEALTH CARE		1,059,509,945

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	1,143,970
Astronics Corp. (a)	2,876	32,844
Astrotech Corp. (a)	119,048	232,144
Axon Enterprise, Inc. (a)	34,425	4,326,878
EHang Holdings Ltd. ADR (a)(b)	4,371	63,904
Elbit Systems Ltd.	24,164	3,063,029
Innovative Solutions & Support, Inc.	5,109	34,077
Kratos Defense & Security Solutions, Inc. (a)	107,791	2,281,935
Mercury Systems, Inc. (a)	28,385	2,021,580
PAE, Inc. (a)	54,512	523,860
RADA Electronic Industries Ltd. (a)	29,760	222,307
Sigma Labs, Inc. (a)	14,199	42,597
TAT Technologies Ltd. (a)(b)	4,899	22,094
		14,011,219
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	32,945	1,012,729
Atlas Air Worldwide Holdings, Inc. (a)	11,877	662,855
C.H. Robinson Worldwide, Inc.	72,396	6,803,052
Echo Global Logistics, Inc. (a)	16,109	457,335
Expeditors International of Washington, Inc.	89,786	8,024,175
Forward Air Corp.	22,943	1,676,445
Hub Group, Inc. Class A (a)	18,343	1,001,895
		19,638,486
Airlines - 0.2%
Allegiant Travel Co.	16,902	2,876,551
American Airlines Group, Inc. (b)	68,526	968,272
Hawaiian Holdings, Inc. (b)	105,081	2,128,941
JetBlue Airways Corp. (a)	338,184	5,103,197
Mesa Air Group, Inc. (a)	61,731	393,844
Ryanair Holdings PLC sponsored ADR (a)	57,925	6,010,877
SkyWest, Inc.	52,842	2,268,507
United Airlines Holdings, Inc. (a)(b)	34,626	1,559,901
		21,310,090
Building Products - 0.1%
AAON, Inc. (b)	27,780	1,809,311
American Woodmark Corp. (a)	14,177	1,240,629
Antelope Enterprise Holdings L (a)(b)	14,016	33,919
Apogee Enterprises, Inc.	4,805	126,083
Applied UV, Inc. (b)	2,063	10,686
Builders FirstSource, Inc. (a)	62,873	2,352,079
Caesarstone Sdot-Yam Ltd.	12,795	152,772
CSW Industrials, Inc.	7,438	798,023
Dirtt Environmental Solutions Ltd. (a)	24,184	40,223
Gibraltar Industries, Inc. (a)	18,047	1,181,357
Insteel Industries, Inc.	13,739	317,783
UFP Industries, Inc.	32,017	1,717,712
		9,780,577
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	12,858	16,715
Casella Waste Systems, Inc. Class A (a)	26,160	1,574,309
CECO Environmental Corp. (a)	21,695	160,543
China Customer Relations Centers, Inc. (a)(b)	11,412	54,093
China Recycling Energy Corp. (a)(b)	8,631	44,795
Cimpress PLC (a)(b)	14,155	1,268,713
Cintas Corp.	56,003	19,897,866
Copart, Inc. (a)	126,853	14,645,179
Healthcare Services Group, Inc. (b)	13,097	310,006
Heritage-Crystal Clean, Inc. (a)	16,229	312,733
Herman Miller, Inc.	55,253	1,969,217
Hudson Technologies, Inc. (a)(b)	45,365	60,789
IBEX Ltd. (a)	8,496	169,070
Industrial Services of America, Inc. (a)(c)	694	24
Interface, Inc.	3,768	31,444
Kimball International, Inc. Class B	14,231	155,545
Matthews International Corp. Class A	10,854	290,127
McGrath RentCorp.	12,871	819,110
Odyssey Marine Exploration, Inc. (a)(b)	6,411	44,236
Performant Financial Corp. (a)	18,872	14,739
Perma-Fix Environmental Services, Inc. (a)	7,647	49,094
PICO Holdings, Inc. (a)	19,423	169,369
SP Plus Corp. (a)	25,637	729,116
Stericycle, Inc. (a)	29,445	2,074,106
Tetra Tech, Inc. (b)	28,749	3,428,318
U.S. Ecology, Inc.	10,164	344,458
Virco Manufacturing Co. (a)	950	2,214
VSE Corp.	7,604	260,057
		48,895,985
Construction & Engineering - 0.1%
Aegion Corp. (a)	16,174	277,384
Concrete Pumping Holdings, Inc. (a)	11,804	46,036
Construction Partners, Inc. Class A (a)	16,492	433,740
Great Lakes Dredge & Dock Corp. (a)	35,442	400,140
IES Holdings, Inc. (a)	11,098	409,294
Infrastructure and Energy Alternatives, Inc. (a)	7,758	98,915
Limbach Holdings, Inc. (a)	6,648	78,779
MYR Group, Inc. (a)	11,190	572,145
Northwest Pipe Co. (a)	7,428	213,778
NV5 Holdings, Inc. (a)	7,172	524,273
Primoris Services Corp.	28,950	702,038
Sterling Construction Co., Inc. (a)	15,145	242,169
Willscot Mobile Mini Holdings (a)	123,236	2,650,806
		6,649,497
Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	6,381	258,877
American Superconductor Corp. (a)(b)	13,822	274,781
Asia Pacific Wire & Cable Corp. Ltd. (a)	100,178	231,411
Ballard Power Systems, Inc. (a)	133,171	2,744,018
Broadwind, Inc. (a)	9,566	44,578
Capstone Turbine Corp. (a)	2,102	16,921
CBAK Energy Technology, Inc. (a)(b)	35,920	289,874
Encore Wire Corp.	10,986	567,647
Energy Focus, Inc. (a)(b)	617	3,227
Envision Solar International, Inc. (a)(b)	2,808	96,174
FuelCell Energy, Inc. (a)(b)	130,350	1,329,570
Ideal Power, Inc. (a)(b)	917	8,244
LSI Industries, Inc.	17,145	134,074
Ocean Power Technologies, Inc. (a)	15,335	44,165
Orion Energy Systems, Inc. (a)	14,347	148,061
Pioneer Power Solutions, Inc. (a)(b)	9,793	36,920
Plug Power, Inc. (a)(b)	218,668	5,770,649
Polar Power, Inc. (a)(b)	9,944	48,726
Powell Industries, Inc.	6,368	164,485
Preformed Line Products Co.	3,095	187,712
Sunrun, Inc. (a)	106,945	6,853,036
Sunworks, Inc. (a)	9,538	48,167
TPI Composites, Inc. (a)(b)	18,872	759,221
Ultralife Corp. (a)	12,841	86,677
Vicor Corp. (a)	17,324	1,419,875
		21,567,090
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	112,248	5,620,257
Raven Industries, Inc.	14,735	371,617
		5,991,874
Machinery - 0.5%
Altra Industrial Motion Corp.	36,081	2,047,958
Astec Industries, Inc.	8,033	465,914
Blue Bird Corp. (a)	16,718	274,342
Chart Industries, Inc. (a)	19,712	2,037,432
Columbus McKinnon Corp. (NY Shares)	12,799	483,674
Commercial Vehicle Group, Inc. (a)	21,200	150,732
Eastern Co.	4,547	100,489
Energy Recovery, Inc. (a)(b)	35,074	374,240
ExOne Co. (a)(b)	14,851	177,024
Franklin Electric Co., Inc.	25,745	1,740,105
FreightCar America, Inc. (a)	31,571	83,663
Gencor Industries, Inc. (a)	8,433	101,702
Greenland Technologies Holding Corp. (a)	41,046	234,783
GreenPower Motor Co., Inc. (a)	11,083	245,948
Helios Technologies, Inc.	18,734	922,275
Hurco Companies, Inc.	4,416	131,641
Kornit Digital Ltd. (a)(b)	21,895	1,847,281
L.B. Foster Co. Class A (a)	5,419	78,901
Lincoln Electric Holdings, Inc. (b)	31,046	3,570,290
LiqTech International, Inc. (a)(b)	14,828	107,355
Manitex International, Inc. (a)	14,236	63,493
MFRI, Inc. (a)	5,390	30,939
Middleby Corp. (a)	30,137	4,098,331
Nikola Corp. (a)(b)	195,700	3,994,237
Nisun International Enterprise (a)(b)	9,549	140,370
NN, Inc. (a)	12,701	79,572
Nordson Corp.	31,036	6,325,447
Omega Flex, Inc. (b)	5,482	776,909
PACCAR, Inc.	186,741	16,257,671
Park-Ohio Holdings Corp.	5,074	142,529
RBC Bearings, Inc. (a)	13,629	2,301,120
Taylor Devices, Inc. (a)	1,759	18,663
The Shyft Group, Inc.	21,618	560,555
TriMas Corp. (a)	25,565	683,352
Twin Disc, Inc. (a)	9,749	59,956
voxeljet AG ADR (a)	2,769	33,006
Westport Fuel Systems, Inc. (a)(b)	70,640	278,322
Woodward, Inc.	45,362	5,072,832
		56,093,053
Marine - 0.0%
Capital Product Partners LP	7,939	61,130
Castor Maritime, Inc. (a)	519,571	90,405
Eagle Bulk Shipping, Inc. (a)(b)	7,191	133,968
EuroDry Ltd. (a)	46,301	231,505
Euroseas Ltd. (a)(b)	2,629	9,964
Globus Maritime Ltd. (a)(b)	15,985	146,582
Golden Ocean Group Ltd. (b)	72,309	308,036
Grindrod Shipping Holdings Ltd. (a)	4,378	17,074
Navios Maritime Containers LP (a)	14,453	38,590
Performance Shipping, Inc.	54,073	294,157
Pyxis Tankers, Inc. (a)	63,006	59,226
Seanergy Martime Holdings Corp. (a)(b)	309,500	145,341
Star Bulk Carriers Corp. (b)	36,448	299,238
		1,835,216
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	18,304	1,290,432
Acacia Research Corp. (a)	26,315	97,102
ATIF Holdings Ltd. (a)	26,801	20,637
Barrett Business Services, Inc.	3,985	265,839
China Index Holdings Ltd. ADR (a)	10,675	22,204
CoStar Group, Inc. (a)	21,360	19,449,775
CRA International, Inc.	4,701	215,541
DLH Holdings Corp. (a)	3,039	27,716
Exponent, Inc.	27,708	2,300,041
Forrester Research, Inc. (a)	10,756	445,298
Headhunter Group PLC ADR	11,775	287,428
Heidrick & Struggles International, Inc.	8,594	224,303
Hudson Global, Inc. (a)	1,375	13,805
Huron Consulting Group, Inc. (a)	8,685	382,748
ICF International, Inc.	16,917	1,225,298
Kelly Services, Inc. Class A (non-vtg.)	23,718	485,270
Kforce, Inc.	10,845	445,187
Lightbridge Corp. (a)(b)	11,392	36,796
RCM Technologies, Inc. (a)	4,323	6,874
Red Violet, Inc. (a)	8,743	234,050
Rekor Systems, Inc. (a)(b)	14,618	69,289
Resources Connection, Inc.	22,810	276,229
ShiftPixy, Inc. (a)(b)	8,773	20,880
Upwork, Inc. (a)	66,778	2,184,976
Verisk Analytics, Inc.	87,769	17,405,470
Willdan Group, Inc. (a)	7,660	297,821
		47,731,009
Road & Rail - 0.8%
AMERCO	10,597	4,389,595
ArcBest Corp.	12,222	512,224
Avis Budget Group, Inc. (a)(b)	48,951	1,721,607
Covenant Transport Group, Inc. Class A (a)(b)	2,880	53,251
CSX Corp.	437,998	39,441,720
Daseke, Inc. (a)(b)	7,813	52,738
Heartland Express, Inc.	30,464	562,975
HyreCar, Inc. (a)	8,351	59,209
J.B. Hunt Transport Services, Inc.	56,666	7,665,776
Landstar System, Inc.	20,175	2,651,399
Lyft, Inc. (a)	53,165	2,029,308
Marten Transport Ltd.	47,473	836,949
Old Dominion Freight Lines, Inc.	63,492	12,911,733
P.A.M. Transportation Services, Inc. (a)	3,501	161,396
Patriot Transportation Holding, Inc.	1,759	17,696
Saia, Inc. (a)	14,496	2,530,132
Td Holdings, Inc. (a)	38,567	83,690
U.S.A. Truck, Inc. (a)	5,235	46,382
Universal Logistics Holdings, Inc.	18,181	391,073
Werner Enterprises, Inc. (b)	37,001	1,479,670
YRC Worldwide, Inc. (a)	7,569	45,490
		77,644,013
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	24,524	892,428
BMC Stock Holdings, Inc. (a)	36,928	1,807,256
DXP Enterprises, Inc. (a)	5,460	114,988
Fastenal Co.	309,732	15,316,247
General Finance Corp. (a)	19,681	160,203
H&E Equipment Services, Inc.	31,015	833,683
HD Supply Holdings, Inc. (a)	86,919	4,848,342
Houston Wire & Cable Co. (a)	7,080	18,620
Huttig Building Products, Inc. (a)(b)	17,487	64,702
Lawson Products, Inc. (a)	5,086	240,263
Rush Enterprises, Inc.:
Class A	24,910	954,800
Class B	6,706	227,937
Titan Machinery, Inc. (a)	11,661	213,046
Transcat, Inc. (a)	4,527	143,506
Willis Lease Finance Corp. (a)	3,842	123,751
		25,959,772
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	3,913	182,189
Sino-Global Shipping America Ltd. (a)	11,251	24,865
		207,054

TOTAL INDUSTRIALS		357,314,935

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	21,456	1,495,054
ADTRAN, Inc.	15,088	190,637
Applied Optoelectronics, Inc. (a)(b)	30,567	254,012
AudioCodes Ltd. (b)	17,081	477,756
Aviat Networks, Inc. (a)	3,224	116,451
CalAmp Corp. (a)	13,453	122,691
Cambium Networks Corp. (a)	12,272	332,080
Casa Systems, Inc. (a)	32,506	172,607
Ceragon Networks Ltd. (a)(b)	40,973	110,627
Cisco Systems, Inc.	2,194,260	94,397,065
Clearfield, Inc. (a)	10,645	253,138
ClearOne, Inc. (a)	5,022	12,806
CommScope Holding Co., Inc. (a)	962	11,400
Communications Systems, Inc.	4,332	18,714
Comtech Telecommunications Corp. (b)	6,988	133,191
Digi International, Inc. (a)	19,090	327,584
Dzs, Inc. (a)	11,703	150,618
EchoStar Holding Corp. Class A (a)	7,908	187,973
EMCORE Corp. (a)	20,355	88,442
Ericsson (B Shares) sponsored ADR	218,799	2,678,100
EXFO, Inc. (sub. vtg.) (a)	13,715	40,130
Extreme Networks, Inc. (a)	124,307	698,605
F5 Networks, Inc. (a)	38,418	6,254,835
Gilat Satellite Networks Ltd.	18,319	111,013
Harmonic, Inc. (a)	60,290	393,694
Infinera Corp. (a)	185,506	1,569,381
Inseego Corp. (a)(b)	47,483	471,506
InterDigital, Inc.	10,958	656,494
Ituran Location & Control Ltd.	10,985	202,014
KVH Industries, Inc. (a)	10,763	110,859
Lantronix, Inc. (a)	15,008	63,934
LRAD Corp. (a)	20,513	145,232
Lumentum Holdings, Inc. (a)	42,547	3,675,210
NETGEAR, Inc. (a)	36,445	1,159,315
NetScout Systems, Inc. (a)	23,647	553,813
PC-Tel, Inc.	11,312	71,152
Radcom Ltd. (a)(b)	13,668	126,429
Radware Ltd. (a)	27,517	693,704
Resonant, Inc. (a)(b)	4,657	10,339
Sierra Wireless, Inc. (a)(b)	8,504	124,158
Silicom Ltd. (a)	4,848	188,490
Siyata Mobile, Inc.	3,192	21,386
Sonus Networks, Inc. (a)	59,234	406,345
Tessco Technologies, Inc.	7,463	47,614
UTStarcom Holdings Corp. (a)	45,592	51,975
ViaSat, Inc. (a)(b)	9,361	318,274
Viavi Solutions, Inc. (a)	221,790	3,004,146
Westell Technologies, Inc. Class A (a)(b)	5,356	4,231
xG Technology, Inc. (a)(b)	136,121	181,041
		122,886,265
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	3,450	45,816
Akoustis Technologies, Inc. (a)(b)	20,020	152,352
Applied DNA Sciences, Inc. (a)(b)	2,126	15,988
Avnet, Inc.	16,431	498,681
Bel Fuse, Inc.:
Class A	1,125	16,414
Class B (non-vtg.)	5,258	77,082
CDW Corp.	86,017	11,224,358
Cemtrex, Inc. (a)	30,161	44,035
ClearSign Combustion Corp. (a)(b)	16,057	41,106
Coda Octopus Group, Inc. (a)(b)	2,615	14,618
Cognex Corp.	93,613	7,034,081
Coherent, Inc. (a)	19,326	2,353,520
CUI Global, Inc. (a)	30,446	43,233
Daktronics, Inc.	31,984	144,248
Data I/O Corp. (a)	15,054	60,969
Deswell Industries, Inc.	1,758	5,186
Digital Ally, Inc. (a)(b)	9,617	24,331
ePlus, Inc. (a)	6,332	533,851
FARO Technologies, Inc. (a)	11,137	736,378
Flextronics International Ltd. (a)	276,831	4,492,967
FLIR Systems, Inc.	88,628	3,389,135
Frequency Electronics, Inc. (a)	5,274	54,850
Hollysys Automation Technologies Ltd.	27,651	348,679
Identiv, Inc. (a)	9,058	62,410
II-VI, Inc. (a)(b)	54,762	3,704,649
Insight Enterprises, Inc. (a)	18,607	1,330,028
Intellicheck, Inc. (a)	10,166	99,830
IPG Photonics Corp. (a)	27,700	5,734,177
Iteris, Inc. (a)(b)	22,008	107,399
Itron, Inc. (a)	33,619	2,642,790
KEY Tronic Corp. (a)	6,057	46,821
Kimball Electronics, Inc. (a)	15,945	245,712
LightPath Technologies, Inc. Class A (a)	12,016	37,370
Littelfuse, Inc.	13,065	3,142,524
Luna Innovations, Inc. (a)	21,826	218,806
Magal Security Systems Ltd. (a)	12,188	48,874
Micronet Enertec Technologies, Inc. (a)	3,711	5,975
MicroVision, Inc. (a)(b)	70,772	163,483
MTS Systems Corp.	3,966	138,929
Napco Security Technolgies, Inc. (a)	11,834	360,937
National Instruments Corp.	55,553	2,079,349
Neonode, Inc. (a)(b)	1,574	12,041
nLIGHT, Inc. (a)	4,317	129,596
Novanta, Inc. (a)	19,056	2,286,339
OSI Systems, Inc. (a)	9,520	838,712
PC Connection, Inc.	15,743	718,668
Perceptron, Inc. (a)	7,478	52,122
Plexus Corp. (a)	16,687	1,246,686
Powerfleet, Inc. (a)	19,674	135,357
Research Frontiers, Inc. (a)	18,055	52,901
Richardson Electronics Ltd.	7,825	35,682
Sanmina Corp. (a)	60,736	1,932,316
ScanSource, Inc. (a)	11,075	277,983
SGOCO Technology Ltd. (a)(b)	1,818	2,363
SMTC Corp. (a)	3,715	16,866
Supercom Ltd. (a)(b)	8,931	10,807
Trimble, Inc.(a)	135,750	8,127,353
TTM Technologies, Inc. (a)	142,903	1,866,313
Velodyne Lidar, Inc. (a)(b)	142,120	2,262,550
Wayside Technology Group, Inc.	3,243	67,746
Wrap Technologies, Inc. (a)(b)	16,175	93,006
Zebra Technologies Corp. Class A (a)	28,794	10,896,225
		82,583,573
IT Services - 3.7%
21Vianet Group, Inc. ADR (a)	42,875	1,215,078
Akamai Technologies, Inc. (a)	88,515	9,162,188
Alithya Group, Inc. (a)	7,624	18,450
ALJ Regional Holdings, Inc. (a)	36,145	34,623
Amdocs Ltd.	71,330	4,694,227
AMERI Holdings, Inc. (a)	27,071	43,043
American Virtual Cloud Technologies, Inc. (a)(b)	11,030	54,709
Automatic Data Processing, Inc.	235,563	40,959,694
BigCommerce Holdings, Inc. (a)(b)	34,605	2,791,239
Brightcove, Inc. (a)	29,726	496,424
Cardtronics PLC (a)(b)	48,418	1,175,589
Cass Information Systems, Inc.	9,021	382,761
China Information Technology, Inc. (a)(b)	3,739	11,329
Chindata Group Holdings Ltd. ADR (a)	16,437	303,591
CLPS, Inc. (a)(b)	3,495	11,464
Cognizant Technology Solutions Corp. Class A	296,017	23,127,808
Computer Task Group, Inc. (a)	19,062	131,337
Conduent, Inc. (a)	207,650	876,283
Crexendo, Inc. (a)(b)	4,855	32,092
CSG Systems International, Inc.	17,233	747,568
CSP, Inc.	2,765	22,203
Endurance International Group Holdings, Inc. (a)	84,408	800,188
Euronet Worldwide, Inc. (a)	35,940	4,831,774
EVO Payments, Inc. Class A (a)	23,610	593,555
Exela Technologies, Inc. (a)(b)	19,705	7,699
ExlService Holdings, Inc. (a)	18,501	1,540,393
Fiserv, Inc. (a)	378,197	43,560,730
GDS Holdings Ltd. ADR (a)(b)	56,963	5,128,379
Grid Dynamics Holdings, Inc. (a)	36,465	393,457
Hackett Group, Inc.	16,264	228,997
Information Services Group, Inc. (a)	25,958	78,393
Innodata, Inc. (a)	4,465	23,218
Inpixon (a)(b)	51,648	57,329
International Money Express, Inc. (a)	22,487	353,945
Jack Henry & Associates, Inc.	41,451	6,667,808
Kingsoft Cloud Holdings Ltd. ADR	19,678	791,646
Limelight Networks, Inc. (a)(b)	171,848	761,287
ManTech International Corp. Class A	15,383	1,184,030
Marathon Patent Group, Inc. (a)(b)	28,778	180,726
ModusLink Global Solutions, Inc. (a)	32,364	29,192
MoneyGram International, Inc. (a)	29,519	200,139
MongoDB, Inc. Class A (a)	32,126	9,230,121
Net 1 UEPS Technologies, Inc. (a)	22,676	79,593
NIC, Inc.	37,287	873,821
Okta, Inc. (a)	65,202	15,977,098
Paychex, Inc.	212,127	19,759,630
PayPal Holdings, Inc. (a)	636,489	136,285,025
Perficient, Inc. (a)(b)	17,809	810,844
PFSweb, Inc. (a)	13,692	92,969
PRG-Schultz International, Inc. (a)	16,378	109,077
Priority Technology Holdings, Inc. (a)	4,051	19,769
QIWI PLC Class B sponsored ADR	18,170	264,555
Rackspace Technology, Inc. (a)	108,901	1,955,862
Repay Holdings Corp. (a)	24,750	597,218
Sabre Corp.	50,380	566,775
ServiceSource International, Inc. (a)	61,161	94,188
StoneCo Ltd. Class A (a)	120,949	8,855,886
Sykes Enterprises, Inc. (a)	22,354	841,181
Ttec Holdings, Inc.	25,100	1,698,266
Tucows, Inc. (a)	6,556	475,310
U.S.A. Technologies, Inc. (a)	6,900	58,650
Usio, Inc. (a)	4,635	7,509
VeriSign, Inc. (a)	57,154	11,471,951
Verra Mobility Corp. (a)(b)	43,596	531,871
Virtusa Corp. (a)	16,649	833,782
Wix.com Ltd. (a)	30,009	7,665,199
		372,860,735
Semiconductors & Semiconductor Equipment - 10.1%
ACM Research, Inc. (a)	7,664	633,200
Advanced Energy Industries, Inc. (a)	21,417	2,065,884
Advanced Micro Devices, Inc. (a)	637,506	59,071,306
Allegro MicroSystems LLC (a)	100,000	2,395,000
Alpha & Omega Semiconductor Ltd. (a)	13,400	332,856
Ambarella, Inc. (a)	17,788	1,389,776
Amkor Technology, Inc.	129,262	1,905,322
Amtech Systems, Inc. (a)	9,588	59,158
Analog Devices, Inc.	201,637	28,043,674
Applied Materials, Inc.	497,204	41,009,386
Array Technologies, Inc.	69,655	3,174,875
ASML Holding NV	41,415	18,128,588
Axcelis Technologies, Inc.(a)	20,252	546,399
AXT, Inc. (a)	21,623	210,824
Broadcom, Inc.	217,849	87,483,801
Brooks Automation, Inc.	40,001	2,919,673
Camtek Ltd. (a)	23,975	451,929
Canadian Solar, Inc. (a)(b)	33,568	1,435,368
Ceva, Inc. (a)	12,199	479,177
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	5,716	125,923
Cirrus Logic, Inc. (a)	31,458	2,519,786
CMC Materials, Inc.	15,728	2,426,516
Cohu, Inc.	26,067	740,042
Cree, Inc. (a)(b)	59,632	5,390,136
CVD Equipment Corp. (a)	4,263	20,121
CyberOptics Corp. (a)	5,253	140,570
Diodes, Inc. (a)	27,956	1,899,890
DSP Group, Inc. (a)	16,168	272,107
Enphase Energy, Inc. (a)(b)	67,496	9,217,929
Entegris, Inc.	73,499	6,807,477
Everspin Technologies, Inc. (a)	13,033	71,160
First Solar, Inc. (a)	57,547	5,376,616
FormFactor, Inc. (a)	41,276	1,692,316
GSI Technology, Inc. (a)	15,609	103,644
Himax Technologies, Inc. sponsored ADR (a)	15,887	104,695
Ichor Holdings Ltd. (a)	26,345	840,406
Impinj, Inc. (a)(b)	13,149	549,497
Inphi Corp. (a)	26,900	4,172,997
Intel Corp.	2,187,745	105,777,471
KLA-Tencor Corp.	84,265	21,232,252
Kopin Corp. (a)	16,323	32,646
Kulicke & Soffa Industries, Inc.	36,135	1,100,311
Lam Research Corp.	79,025	35,771,457
Lattice Semiconductor Corp. (a)	73,568	3,078,821
MACOM Technology Solutions Holdings, Inc. (a)	38,228	1,708,027
Marvell Technology Group Ltd.	364,111	16,854,698
Maxeon Solar Technologies Ltd. (a)(b)	40,131	979,999
Maxim Integrated Products, Inc.	144,222	11,976,195
Microchip Technology, Inc.	136,844	18,390,465
Micron Technology, Inc. (a)	617,873	39,599,481
MKS Instruments, Inc.	29,774	4,108,217
Monolithic Power Systems, Inc.	24,470	7,829,421
Nova Measuring Instruments Ltd. (a)	15,378	992,496
NVE Corp.	2,373	121,474
NVIDIA Corp.	334,614	179,373,181
NXP Semiconductors NV	152,103	24,096,157
O2Micro International Ltd. sponsored ADR (a)	16,202	102,883
ON Semiconductor Corp. (a)	222,895	6,408,231
PDF Solutions, Inc. (a)(b)	23,680	522,618
Photronics, Inc. (a)	36,838	426,952
Pixelworks, Inc. (a)	37,111	110,591
Power Integrations, Inc.	31,971	2,282,410
Qorvo, Inc. (a)	62,229	9,750,040
Qualcomm, Inc.	612,447	90,133,825
QuickLogic Corp. (a)	5,932	17,025
Rambus, Inc. (a)(b)	63,437	997,230
Rubicon Technology, Inc. (a)	443	3,854
SemiLEDs Corp. (a)(b)	5,650	17,741
Semtech Corp. (a)	36,094	2,435,262
Silicon Laboratories, Inc. (a)	23,534	2,758,420
Silicon Motion Technology Corp. sponsored ADR	10,574	419,576
SiTime Corp.	9,292	808,125
Skyworks Solutions, Inc.	90,593	12,789,014
SMART Global Holdings, Inc. (a)(b)	12,953	397,528
SolarEdge Technologies, Inc. (a)	26,876	7,470,990
SPI Energy Co. Ltd. sponsored ADR (a)	6,033	67,509
Summit Wireless Technologies, Inc. (a)(b)	94,657	250,841
SunPower Corp. (a)(b)	83,815	1,857,340
Synaptics, Inc. (a)	19,041	1,480,819
Teradyne, Inc.	89,725	9,900,257
Texas Instruments, Inc.	499,368	80,523,090
Tower Semiconductor Ltd. (a)	62,102	1,519,015
Ultra Clean Holdings, Inc. (a)	21,918	693,486
Universal Display Corp.	25,521	5,845,330
Veeco Instruments, Inc. (a)	28,870	479,819
Xilinx, Inc.	133,035	19,363,244
		1,027,063,858
Software - 15.0%
2U, Inc. (a)(b)	25,505	824,067
Absolute Software Corp.	4,386	45,153
ACI Worldwide, Inc. (a)	87,412	2,847,883
Adobe, Inc. (a)	262,181	125,445,743
Agilysys, Inc. (a)	15,296	571,459
Agora, Inc. ADR (a)(b)	1,752	67,364
Alarm.com Holdings, Inc. (a)	27,342	2,075,531
Allot Ltd. (a)	21,262	207,517
Altair Engineering, Inc. Class A (a)	23,917	1,289,126
American Software, Inc. Class A	20,292	333,195
ANSYS, Inc. (a)	46,906	15,857,042
AppFolio, Inc. (a)(b)	9,525	1,551,908
Appian Corp. Class A (a)(b)	21,083	2,951,620
Aspen Technology, Inc. (a)	36,628	4,924,635
Asure Software, Inc. (a)	12,380	95,821
Atlassian Corp. PLC (a)	70,300	15,821,015
AudioEye, Inc. (a)(b)	1,909	32,148
Aurora Mobile Ltd. ADR (a)(b)	19,119	70,549
Autodesk, Inc. (a)	119,534	33,497,013
Aware, Inc. (a)	13,849	42,516
Benefitfocus, Inc. (a)	4,508	64,870
Bentley Systems, Inc. Class B	137,240	4,840,455
Bio-Key International, Inc. (a)	10,259	35,599
Blackbaud, Inc.	27,475	1,513,598
BlackLine, Inc. (a)	31,175	3,831,408
Bottomline Technologies, Inc. (a)	24,745	1,129,362
BSQUARE Corp. (a)	7,925	11,174
Cadence Design Systems, Inc. (a)	151,061	17,568,394
CDK Global, Inc.	50,893	2,437,775
Cerence, Inc. (a)(b)	19,181	1,740,676
Check Point Software Technologies Ltd. (a)	76,150	8,961,332
China Advanced Construction Materials Group, Inc. (a)	70,094	39,954
Citrix Systems, Inc.	65,748	8,147,492
Cleanspark, Inc. (a)(b)	10,666	116,259
CommVault Systems, Inc. (a)	19,574	934,854
Cornerstone OnDemand, Inc. (a)	59,059	2,607,455
CounterPath Corp. (a)	5,042	14,773
Coupa Software, Inc. (a)	36,418	11,978,244
Crowdstrike Holdings, Inc. (a)	100,052	15,335,971
CyberArk Software Ltd. (a)	28,656	3,291,715
Cyren Ltd. (a)	13,132	12,344
Datadog, Inc. Class A (a)	103,239	10,212,402
Datasea, Inc. (a)(b)	10,484	23,379
Descartes Systems Group, Inc. (Canada) (a)	45,706	2,710,263
Digimarc Corp. (a)(b)	8,187	344,100
Digital Turbine, Inc. (a)	46,817	2,105,829
DocuSign, Inc. (a)	100,611	22,927,235
Domo, Inc. Class B (a)	24,185	918,788
Dropbox, Inc. Class A (a)	84,684	1,691,139
Duck Creek Technologies, Inc. (a)(b)	70,005	2,783,399
Ebix, Inc. (b)	36,343	1,236,025
eGain Communications Corp. (a)	19,235	218,125
Everbridge, Inc. (a)(b)	19,371	2,458,955
Evolving Systems, Inc. (a)	8,488	14,005
FireEye, Inc. (a)	176,150	2,647,535
Five9, Inc. (a)	36,083	5,600,082
Fortinet, Inc. (a)	88,526	10,909,059
GTY Govtech, Inc. (a)	34,702	124,233
Ideanomics, Inc. (a)(b)	137,847	381,836
Intrusion, Inc. (a)	5,872	71,169
Intuit, Inc.	143,148	50,390,959
j2 Global, Inc. (a)(b)	36,322	3,254,814
Jamf Holding Corp. (a)(b)	23,249	736,993
JFrog Ltd. (b)	49,426	3,477,613
Kaspien Holdings, Inc. (a)	477	6,115
LivePerson, Inc. (a)(b)	35,890	2,096,694
Magic Software Enterprises Ltd.	32,843	542,895
Manhattan Associates, Inc. (a)	34,299	3,506,730
Marin Software, Inc. (a)	14,390	30,507
Materialise NV ADR (a)(b)	10,543	459,253
McAfee Corp. (b)	31,043	498,240
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	8,615
Microsoft Corp.	4,086,075	874,706,075
MicroStrategy, Inc. Class A (a)	4,548	1,558,918
Mimecast Ltd. (a)	34,389	1,546,817
Mitek Systems, Inc. (a)	28,300	333,374
MMTEC, Inc. (a)	12,794	22,645
MobileIron, Inc. (a)	54,646	384,708
nCino, Inc. (a)(b)	38,200	3,112,918
Net Element International, Inc. (a)	2,849	29,174
NetSol Technologies, Inc. (a)	6,495	21,304
NICE Systems Ltd. sponsored ADR (a)	25,508	6,216,810
Nortonlifelock, Inc.	192,813	3,514,981
Nuance Communications, Inc. (a)	154,878	6,679,888
Nutanix, Inc. Class A (a)	80,033	2,192,104
NXT-ID, Inc. (a)	34,241	14,385
Onespan, Inc. (a)	24,175	478,182
Open Text Corp.	180,666	7,975,346
Opera Ltd. ADR (a)(b)	16,766	142,846
Parametric Technology Corp. (a)	62,815	6,774,598
Park City Group, Inc. (a)	11,886	55,745
Paylocity Holding Corp. (a)	29,247	5,749,960
Pegasystems, Inc.	43,943	5,751,260
Phunware, Inc. (a)	66,871	45,472
Pluralsight, Inc. (a)(b)	5,768	94,480
Progress Software Corp.	24,678	989,588
Proofpoint, Inc. (a)	25,301	2,618,400
QAD, Inc. Class A	12,057	691,228
Qualys, Inc. (a)(b)	20,527	1,950,270
Qumu Corp. (a)	9,115	44,208
Rapid7, Inc. (a)	28,126	2,107,762
RealNetworks, Inc. (a)	11,860	18,502
RealPage, Inc. (a)	55,454	3,825,771
Rimini Street, Inc. (a)	47,719	208,055
Riot Blockchain, Inc. (a)	25,659	216,819
Safe-T Group Ltd. ADR (a)	24,878	26,619
Sapiens International Corp. NV	28,756	858,367
SeaChange International, Inc. (a)	24,750	23,894
SecureWorks Corp. (a)	11,955	134,972
SharpSpring, Inc. (a)	7,519	116,695
ShotSpotter, Inc. (a)(b)	7,107	235,739
Smith Micro Software, Inc. (a)	26,575	142,974
Splunk, Inc. (a)	87,314	17,827,773
Sprout Social, Inc. (a)	20,662	1,061,614
SPS Commerce, Inc.(a)	19,702	2,030,685
SS&C Technologies Holdings, Inc.	140,049	9,647,976
Sumo Logic, Inc.	10,892	285,370
Support.com, Inc.	16,704	33,074
SurveyMonkey (a)	76,269	1,623,004
Synacor, Inc. (a)	26,011	37,976
Synchronoss Technologies, Inc. (a)	11,582	34,283
Synopsys, Inc. (a)	82,336	18,731,440
Talend SA ADR (a)(b)	15,045	564,639
TeleNav, Inc. (a)	11,798	56,041
Telos Corp.	30,700	616,149
Tenable Holdings, Inc. (a)	56,793	2,045,116
The Trade Desk, Inc. (a)	22,685	20,440,773
Upland Software, Inc. (a)	27,531	1,259,543
Varonis Systems, Inc. (a)	17,525	2,114,216
Verb Technology Co., Inc. (a)	21,055	22,950
Verint Systems, Inc. (a)	35,965	2,048,566
Veritone, Inc. (a)(b)	13,431	357,399
Vertex, Inc. Class A (a)	12,543	316,585
Workday, Inc. Class A (a)	97,008	21,806,428
Xperi Holding Corp. (b)	94,551	1,804,033
Zix Corp. (a)	20,785	149,652
Zoom Video Communications, Inc. Class A (a)	98,764	47,244,747
Zscaler, Inc. (a)	71,045	11,065,259
		1,530,389,139
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	9,241,927	1,100,251,408
Astro-Med, Inc.	3,663	36,740
Avid Technology, Inc. (a)	13,607	165,325
Borqs Technologies, Inc. (a)(b)	30,264	32,988
Boxlight Corp. (a)(b)	32,673	49,990
Canaan, Inc. ADR (b)	85,617	428,085
Corsair Gaming, Inc. (b)	50,700	1,925,586
Ebang International Holdings, Inc. Class A (a)(b)	42,252	206,190
Immersion Corp. (a)	18,807	160,988
Intevac, Inc. (a)	24,594	148,056
Logitech International SA (b)	91,716	8,281,955
Nano Dimension Ltd. ADR (a)(b)	27,691	177,222
NetApp, Inc.	153,895	8,204,142
Quantum Corp. (a)	23,312	133,578
Seagate Technology LLC (b)	172,392	10,138,374
Sonim Technologies, Inc. (a)	55,130	35,217
Stratasys Ltd. (a)(b)	1,227	20,982
Super Micro Computer, Inc. (a)	28,899	815,241
Transact Technologies, Inc.	6,575	55,493
Western Digital Corp.	72,705	3,263,000
		1,134,530,560

TOTAL INFORMATION TECHNOLOGY		4,270,314,130

MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc.	9,725	54,946
AgroFresh Solutions, Inc. (a)	34,342	78,987
Amyris, Inc. (a)	2,982	8,707
Balchem Corp.	17,059	1,768,848
Fuwei Films Holdings Co. Ltd. (a)(b)	5,412	30,740
Gulf Resources, Inc. (a)	8,302	36,612
Hawkins, Inc.	5,991	300,628
Innospec, Inc.	19,477	1,602,762
Loop Industries, Inc. (a)(b)	14,975	125,191
Marrone Bio Innovations, Inc. (a)(b)	100,070	119,083
Methanex Corp.	26,743	1,119,388
Northern Technologies International Corp.	5,689	53,533
		5,299,425
Construction Materials - 0.0%
Forterra, Inc. (a)	34,458	639,196
Tecnoglass, Inc.	23,615	138,384
U.S. Concrete, Inc. (a)	19,449	690,051
United States Lime & Minerals, Inc.	3,255	360,329
		1,827,960
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	93,891	1,584,880
Silgan Holdings, Inc.	58,583	1,980,105
UFP Technologies, Inc. (a)	5,073	223,567
		3,788,552
Metals & Mining - 0.2%
Century Aluminum Co. (a)	47,905	486,236
China Natural Resources, Inc. (a)(b)	12,136	17,354
Corvus Gold, Inc. (a)	19,001	46,380
Ferroglobe PLC (a)	72,623	92,231
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	3,064	64,926
Hycroft Mining Holding Corp. (a)(b)	20,350	158,730
Kaiser Aluminum Corp.	15,219	1,186,778
Olympic Steel, Inc.	9,638	143,028
Pan American Silver Corp.	114,657	3,385,821
Ramaco Resources, Inc. (a)(b)	21,088	64,529
Royal Gold, Inc.	35,679	3,941,459
Schnitzer Steel Industries, Inc. Class A	9,312	238,573
SSR Mining, Inc. (a)	67,349	1,246,685
Steel Dynamics, Inc.	145,764	5,278,114
Synalloy Corp. (a)	6,143	39,561
Universal Stainless & Alloy Products, Inc. (a)	7,722	55,830
ZK International Group Co. Ltd. (a)(b)	8,117	18,263
		16,464,498
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	32,688	267,715

TOTAL MATERIALS		27,648,150

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Finance Trust, Inc.	95,992	708,421
Brookfield Property REIT, Inc. Class A (b)	51,750	810,923
CareTrust (REIT), Inc.	76,903	1,494,225
CIM Commercial Trust Corp.	10,595	128,941
CyrusOne, Inc.	63,239	4,421,038
Diversified Healthcare Trust (SBI)	63,432	279,735
Equinix, Inc.	48,007	33,498,805
Gaming & Leisure Properties	119,805	4,976,700
Gladstone Commercial Corp.	18,518	334,991
Gladstone Land Corp.	13,642	198,491
Global Self Storage, Inc.	5,948	23,673
Government Properties Income Trust (b)	15,065	344,235
Hospitality Properties Trust (SBI)	18,774	222,660
Host Hotels & Resorts, Inc.	494,172	6,933,233
Industrial Logistics Properties Trust	36,786	799,360
Lamar Advertising Co. Class A	57,513	4,578,610
Medalist Diversified (REIT), Inc.	12,929	29,478
Potlatch Corp.	54,264	2,525,447
Regency Centers Corp.	16,884	769,573
Retail Opportunity Investments Corp.	144,860	1,880,283
Sabra Health Care REIT, Inc.	211,080	3,478,598
SBA Communications Corp. Class A	60,727	17,439,580
Uniti Group, Inc.	24,455	251,397
Wheeler REIT, Inc. (a)	15,634	46,277
		86,174,674
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	7,869	103,713
Brookfield Property Partners LP	325,458	4,954,420
China HGS Real Estate, Inc. (a)(b)	6,970	10,385
Colliers International Group, Inc.	20,510	1,829,428
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	30,933	122,804
eXp World Holdings, Inc. (a)	37,253	1,986,702
Fathom Holdings, Inc. (a)	6,397	142,013
FirstService Corp.	22,573	3,116,203
FRP Holdings, Inc. (a)	6,217	284,676
Griffin Industrial Realty, Inc.	3,439	245,063
Gyrodyne LLC (a)	1,080	17,950
IRSA Propiedades Comerciales SA sponsored ADR	2,179	21,790
Landmark Infrastructure Partners LP	12,077	123,185
Newmark Group, Inc.	134,837	946,556
Redfin Corp. (a)	54,418	2,606,078
Stratus Properties, Inc. (a)	4,684	114,055
The RMR Group, Inc.	5,557	205,831
		16,830,852

TOTAL REAL ESTATE		103,005,526

UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	135,599	7,132,507
American Electric Power Co., Inc.	302,219	25,655,371
Exelon Corp.	428,447	17,596,318
MGE Energy, Inc.	19,112	1,312,421
Otter Tail Corp.	23,594	939,513
Spark Energy, Inc. Class A, (b)	7,308	67,818
Xcel Energy, Inc.	286,833	19,321,071
		72,025,019
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	132,120
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC (b)	83,293	2,864,446
VivoPower International PLC (a)(b)	8,836	80,319
		2,944,765
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	42,084	2,440,872
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	229,399
Cadiz, Inc. (a)(b)	22,934	230,257
Consolidated Water Co., Inc.	7,912	86,716
Global Water Resources, Inc.	15,552	200,310
Middlesex Water Co.	10,863	744,007
Pure Cycle Corp. (a)	17,704	168,896
York Water Co.	8,966	403,829
		2,063,414

TOTAL UTILITIES		79,606,190

TOTAL COMMON STOCKS
(Cost $4,450,187,581)		10,121,231,930

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.09% (e)	53,962,730	53,973,522
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	288,400,562	288,429,402
TOTAL MONEY MARKET FUNDS
(Cost $342,402,924)		342,402,924
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $4,792,590,505)		10,463,634,854
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(297,735,834)
NET ASSETS - 100%		$10,165,899,020

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	192	Dec. 2020	$47,143,680	$2,627,370	$2,627,370

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $230,462,703.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,705,258
Fidelity Securities Lending Cash Central Fund	13,576,296
Total	$17,281,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,694,240,948	$1,694,229,703	$--	$11,245
Consumer Discretionary	1,744,695,882	1,744,645,840	50,042	--
Consumer Staples	382,292,377	382,292,377	--	--
Energy	20,257,644	20,257,644	--	--
Financials	382,346,203	382,346,203	--	--
Health Care	1,059,509,945	1,059,204,722	3,683	301,540
Industrials	357,314,935	357,314,911	--	24
Information Technology	4,270,314,130	4,270,314,130	--	--
Materials	27,648,150	27,648,150	--	--
Real Estate	103,005,526	103,005,526	--	--
Utilities	79,606,190	79,606,190	--	--
Money Market Funds	342,402,924	342,402,924	--	--
Total Investments in Securities:	$10,463,634,854	$10,463,268,320	$53,725	$312,809
Derivative Instruments:
Assets
Futures Contracts	$2,627,370	$2,627,370	$--	$--
Total Assets	$2,627,370	$2,627,370	$--	$--
Total Derivative Instruments:	$2,627,370	$2,627,370	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,627,370	$0
Total Equity Risk	2,627,370	0
Total Value of Derivatives	$2,627,370	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value (including securities loaned of $284,959,743) — See accompanying schedule: Unaffiliated issuers (cost $4,450,187,581)	$10,121,231,930
Fidelity Central Funds (cost $342,402,924)	342,402,924
Total Investment in Securities (cost $4,792,590,505)		$10,463,634,854
Segregated cash with brokers for derivative instruments		4,488,000
Foreign currency held at value (cost $5,194,415)		5,572,828
Receivable for investments sold		1,711,702
Receivable for fund shares sold		20,656,659
Dividends receivable		6,949,409
Distributions receivable from Fidelity Central Funds		672,197
Receivable for daily variation margin on futures contracts		106,744
Prepaid expenses		12,625
Receivable from investment adviser for expense reductions		456,156
Total assets		10,504,261,174
Liabilities
Payable to custodian bank	$927,421
Payable for investments purchased	35,427,867
Payable for fund shares redeemed	10,829,129
Accrued management fee	1,955,710
Other affiliated payables	823,212
Other payables and accrued expenses	45,046
Collateral on securities loaned	288,353,769
Total liabilities		338,362,154
Net Assets		$10,165,899,020
Net Assets consist of:
Paid in capital		$4,470,679,352
Total accumulated earnings (loss)		5,695,219,668
Net Assets		$10,165,899,020
Net Asset Value, offering price and redemption price per share ($10,165,899,020 ÷ 65,972,838 shares)		$154.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Dividends		$75,759,688
Interest		194,446
Income from Fidelity Central Funds (including $13,576,296 from security lending)		17,281,554
Total income		93,235,688
Expenses
Management fee	$19,833,134
Transfer agent fees	8,263,806
Accounting fees	100,000
Custodian fees and expenses	82,954
Independent trustees' fees and expenses	43,738
Registration fees	266,258
Audit	80,779
Legal	41,253
Interest	12,790
Miscellaneous	104,605
Total expenses before reductions	28,829,317
Expense reductions	(4,751,126)
Total expenses after reductions		24,078,191
Net investment income (loss)		69,157,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(165,815,499)
Fidelity Central Funds	17,362
Foreign currency transactions	(24,748)
Futures contracts	204,345,781
Total net realized gain (loss)		38,522,896
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,940,146,593
Fidelity Central Funds	(7,957)
Assets and liabilities in foreign currencies	381,699
Futures contracts	(67,131,825)
Total change in net unrealized appreciation (depreciation)		2,873,388,510
Net gain (loss)		2,911,911,406
Net increase (decrease) in net assets resulting from operations		$2,981,068,903

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,157,497	$70,969,977
Net realized gain (loss)	38,522,896	116,514,654
Change in net unrealized appreciation (depreciation)	2,873,388,510	974,694,074
Net increase (decrease) in net assets resulting from operations	2,981,068,903	1,162,178,705
Distributions to shareholders	(314,082,075)	(101,247,668)
Share transactions
Proceeds from sales of shares	3,001,514,559	1,368,442,356
Reinvestment of distributions	298,187,514	96,704,103
Cost of shares redeemed	(2,955,078,158)	(1,374,121,905)
Net increase (decrease) in net assets resulting from share transactions	344,623,915	91,024,554
Total increase (decrease) in net assets	3,011,610,743	1,151,955,591
Net Assets
Beginning of period	7,154,288,277	6,002,332,686
End of period	$10,165,899,020	$7,154,288,277
Other Information
Shares
Sold	24,570,358	13,650,276
Issued in reinvestment of distributions	2,637,194	1,137,160
Redeemed	(24,222,462)	(13,769,028)
Net increase (decrease)	2,985,090	1,018,408

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$113.58	$96.86	$90.92	$70.45	$67.89
Income from Investment Operations
Net investment income (loss)A	1.04	1.12	.89	.76	.78
Net realized and unrealized gain (loss)	44.44	17.26	5.71	20.38	2.80
Total from investment operations	45.48	18.38	6.60	21.14	3.58
Distributions from net investment income	(1.11)B	(.81)	(.64)	(.65)	(.55)
Distributions from net realized gain	(3.86)B	(.85)	(.02)	(.03)	(.48)
Total distributions	(4.97)	(1.66)	(.66)	(.67)C	(1.03)
Redemption fees added to paid in capitalA	–	–	–	–D	.01
Net asset value, end of period	$154.09	$113.58	$96.86	$90.92	$70.45
Total ReturnE	41.63%	19.55%	7.30%	30.26%	5.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.40%	.41%	.42%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.84%	1.10%	.90%	.94%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$10,165,899	$7,154,288	$6,002,333	$4,899,784	$2,715,137
Portfolio turnover rateH	17%	6%	15%	11%	4%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,796,635,704
Gross unrealized depreciation	(139,554,268)
Net unrealized appreciation (depreciation)	$5,657,081,436
Tax Cost	$4,806,553,418

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$65,322,755
Capital loss carryforward	$(25,939,687)
Net unrealized appreciation (depreciation) on securities and other investments	$5,655,836,600

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(25,939,687)
Total capital loss carryforward	$(25,939,687)

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$131,596,393	$ 49,221,004
Long-term Capital Gains	182,485,682	52,026,664
Total	$314,082,075	$ 101,247,668

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	2,721,347,165	1,344,672,700

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Tracking Stock	–(a)

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$49,910,750.77%		$12,790

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Nasdaq Composite Index Fund	$18,193

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$1,319,415	$316,733	$2,886,238

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,747,595.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,531.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 305 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Nasdaq Composite Index Fund	.29%
Actual		$1,000.00	$1,289.80	$1.66
Hypothetical-C		$1,000.00	$1,023.55	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 40% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 43% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	2,514,056,016.482	66.503
Against	675,277,219.986	17.863
Abstain	451,860,291.965	11.953
Broker Non-Vote	139,190,202.300	3.692
TOTAL	3,780,383,730.733	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

EIF-ANN-0121
1.795539.117

Item 2.

Code of Ethics

As of the end of the period, November 30, 2020, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$61,300	$-	$10,100	$1,500

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$65,000	$100	$7,000	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2020A	November 30, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2020A	November 30, 2019A
Deloitte Entities	$513,200	$585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021